UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21323
Investment Company Act File Number
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
April 30
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certification

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 55.0%(1)

Principal
Amount*	Borrower/Tranche Description	Value

Aerospace and Defense — 1.0%
	ACTS Aero Technical Support & Service, Inc.
897,140	Term Loan, 7.33%, Maturing October 5, 2014	$112,142
	Atlantic Inertial Systems, Inc.
1,303,353	Term Loan, 3.44%, Maturing July 20, 2014	1,094,817
	AWAS Capital, Inc.
471,800	Term Loan, 3.25%, Maturing March 22, 2013	288,584
2,210,218	Term Loan – Second Lien, 7.50%, Maturing March 22, 2013	856,459
	CACI International, Inc.
332,764	Term Loan, 2.34%, Maturing May 3, 2011	308,639
	Colt Defense, LLC
978,935	Term Loan, 3.99%, Maturing July 9, 2014	856,568
	DAE Aviation Holdings, Inc.
574,468	Term Loan, 4.42%, Maturing July 31, 2014	272,872
566,308	Term Loan, 4.92%, Maturing July 31, 2014	268,996
	Evergreen International Aviation
1,227,213	Term Loan, 9.00%, Maturing October 31, 2011	717,920
	Hawker Beechcraft Acquisition
1,690,160	Term Loan, 3.46%, Maturing March 26, 2014	937,099
76,229	Term Loan, 3.46%, Maturing March 26, 2014	42,264
	Hexcel Corp.
1,559,498	Term Loan, 4.48%, Maturing March 1, 2012	1,372,358
	IAP Worldwide Services, Inc.
1,110,050	Term Loan, 8.25%, Maturing December 30, 2012(2)	601,277
	TransDigm, Inc.
2,075,000	Term Loan, 3.50%, Maturing June 23, 2013	1,815,625
	Vought Aircraft Industries, Inc.
1,613,263	Term Loan, 2.91%, Maturing December 17, 2011	1,239,523
666,667	Term Loan, 2.94%, Maturing December 17, 2011	443,333
497,650	Term Loan, 7.50%, Maturing December 22, 2011	399,364
	Wesco Aircraft Hardware Corp.
1,458,750	Term Loan, 2.66%, Maturing September 29, 2013	1,179,156

		$12,806,996

Principal
Amount*		Borrower/Tranche Description	Value

Air Transport — 0.3%
		Airport Development and Investment, Ltd.
GBP	1,957,250	Term Loan – Second Lien, 6.33%, Maturing April 7, 2011	$1,031,048
		Delta Air Lines, Inc.
	1,699,125	Term Loan – Second Lien, 3.69%, Maturing April 30, 2014	863,519
		Northwest Airlines, Inc.
	2,803,525	DIP Loan, 2.39%, Maturing August 21, 2009	2,368,979

			$4,263,546

Automotive — 1.7%
		Accuride Corp.
	2,337,795	Term Loan, 3.94%, Maturing January 31, 2012	$1,669,854
		Adesa, Inc.
	4,905,207	Term Loan, 3.22%, Maturing October 18, 2013	3,315,920
		Allison Transmission, Inc.
	5,161,516	Term Loan, 3.17%, Maturing September 30, 2014	3,375,265
		ATU AFM Auto Holding GmbH & Co.
EUR	2,698,276	Term Loan, 7.28%, Maturing August 20, 2013	1,168,897
		Chrysler Financial
	1,867,064	Term Loan, 6.00%, Maturing August 1, 2014	1,138,909
		Dayco Products, LLC
	2,283,263	Term Loan, 6.55%, Maturing June 21, 2011	770,601
		Delphi Corp.
	849,553	DIP Loan, 9.25%, Maturing June 30, 2009	590,439
		Federal-Mogul Corp.
	1,832,027	Term Loan, 2.36%, Maturing December 27, 2014	879,373
	1,418,348	Term Loan, 2.30%, Maturing December 27, 2015	680,807
		Ford Motor Co.
	2,278,500	Term Loan, 5.00%, Maturing December 15, 2013	830,228
		General Motors Corp.
	4,355,014	Term Loan, 2.78%, Maturing November 29, 2013	1,939,797
		Goodyear Tire & Rubber Co.
	3,450,000	Term Loan – Second Lien, 2.14%, Maturing April 30, 2010	2,553,000
		Keystone Automotive Operations, Inc.
	1,117,311	Term Loan, 4.71%, Maturing January 12, 2012	460,891
		LKQ Corp.
	1,304,619	Term Loan, 2.60%, Maturing October 12, 2014	1,102,403
		TriMas Corp.
	314,063	Term Loan, 4.45%, Maturing August 2, 2011	191,578
	1,330,316	Term Loan, 3.04%, Maturing August 2, 2013	811,493
		United Components, Inc.
	1,439,394	Term Loan, 4.39%, Maturing June 30, 2010	1,047,159

			$22,526,614

Principal
Amount*		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	803,994	Term Loan, 4.70%, Maturing May 11, 2015	$701,302
EUR	803,995	Term Loan, 4.95%, Maturing May 11, 2016	701,303
		Constellation Brands, Inc.
	1,238,304	Term Loan, 3.28%, Maturing June 5, 2013	1,165,381
		Culligan International Co.
	982,500	Term Loan, 3.27%, Maturing November 24, 2014	582,131
EUR	1,400,000	Term Loan – Second Lien, 8.03%, Maturing May 31, 2013	481,750
		Liberator Midco Ltd.
GBP	373,782	Term Loan, 9.59%, Maturing October 27, 2016(2)	323,657
		Southern Wine & Spirits of America, Inc.
	2,907,904	Term Loan, 2.96%, Maturing May 31, 2012	2,569,860
		Van Houtte, Inc.
	868,978	Term Loan, 3.96%, Maturing July 11, 2014	556,146
	118,497	Term Loan, 3.96%, Maturing July 11, 2014	75,838

			$7,157,368

Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	2,108,393	Term Loan, 1.83%, Maturing December 31, 2012	$1,978,375

			$1,978,375

Building and Development — 2.0%
		AIMCO Properties, L.P.
	2,668,750	Term Loan, 1.89%, Maturing March 23, 2011	$2,001,563
		Beacon Sales Acquisition, Inc.
	904,187	Term Loan, 3.31%, Maturing September 30, 2013	601,285
		Brickman Group Holdings, Inc.
	1,424,625	Term Loan, 2.41%, Maturing January 23, 2014	977,649
		Building Materials Corp. of America
	1,886,835	Term Loan, 3.87%, Maturing February 22, 2014	1,230,486
		Capital Automotive (REIT)
	3,046,644	Term Loan, 2.20%, Maturing December 16, 2010	1,253,478
		Epco/Fantome, LLC
	1,738,000	Term Loan, 3.03%, Maturing November 23, 2010	1,633,720
		Forestar USA Real Estate Group, Inc.
	1,974,563	Revolving Loan, 1.29%, Maturing December 1, 2010(3)	1,629,015
	1,975,000	Term Loan, 4.34%, Maturing December 1, 2010	1,629,375
		Hovstone Holdings, LLC
	742,500	Term Loan, 4.83%, Maturing July 1, 2009	400,802

Principal
Amount*	Borrower/Tranche Description	Value

	LNR Property Corp.
3,256,000	Term Loan, 6.69%, Maturing July 3, 2011	$1,752,812
	Metroflag BP, LLC
700,000	Term Loan – Second Lien, 0.00%, Maturing January 2, 2009(4)	52,500
	NCI Building Systems, Inc.
1,374,724	Term Loan, 2.18%, Maturing June 18, 2010	1,237,252
	Panolam Industries Holdings, Inc.
1,345,288	Term Loan, 3.16%, Maturing September 30, 2012	793,720
	Realogy Corp.
1,180,507	Term Loan, 3.42%, Maturing September 1, 2014	702,771
4,384,743	Term Loan, 5.71%, Maturing September 1, 2014	2,610,294
	South Edge, LLC
287,500	Term Loan, 0.00%, Maturing October 31, 2009(4)	45,042
	Standard Pacific Corp.
1,260,000	Term Loan, 3.90%, Maturing May 5, 2013	710,325
	TRU 2005 RE Holding Co.
6,075,000	Term Loan, 3.45%, Maturing December 9, 2009	2,934,984
	United Subcontractors, Inc.
1,010,978	Term Loan – Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	40,439
	WCI Communities, Inc.
3,747,152	Term Loan, 5.70%, Maturing December 23, 2010	2,182,716
	Wintergames Acquisition ULC
3,400,620	Term Loan, 7.91%, Maturing April 24, 2009	2,227,406

		$26,647,634

Business Equipment and Services — 4.0%
	Activant Solutions, Inc.
891,915	Term Loan, 3.44%, Maturing May 1, 2013	$434,809
	Affiliated Computer Services
295,444	Term Loan, 2.40%, Maturing March 20, 2013	273,009
1,876,479	Term Loan, 2.40%, Maturing March 20, 2013	1,733,985
	Affinion Group, Inc.
2,817,094	Term Loan, 4.65%, Maturing October 17, 2012	2,063,522
	Allied Barton Security Service
1,122,401	Term Loan, 6.75%, Maturing February 21, 2015	998,937
	Education Management, LLC
4,872,971	Term Loan, 3.25%, Maturing June 1, 2013	3,737,569
	Euronet Worldwide, Inc.
1,863,928	Term Loan, 3.10%, Maturing April 4, 2012	1,602,978
	Info USA, Inc.
727,650	Term Loan, 3.46%, Maturing February 14, 2012	563,929

Principal
Amount*		Borrower/Tranche Description	Value

		Intergraph Corp.
	1,000,000	Term Loan, 4.18%, Maturing May 29, 2014	$811,250
	1,000,000	Term Loan – Second Lien, 8.18%, Maturing November 29, 2014	810,000
		iPayment, Inc.
	2,144,284	Term Loan, 2.96%, Maturing May 10, 2013	1,415,227
		ista International GmbH
EUR	1,522,526	Term Loan, 5.09%, Maturing May 14, 2015	1,263,888
EUR	302,474	Term Loan, 5.09%, Maturing May 14, 2015	251,091
		Kronos, Inc.
	1,522,944	Term Loan, 3.71%, Maturing June 11, 2014	1,062,253
		Language Line, Inc.
	2,264,419	Term Loan, 4.71%, Maturing June 11, 2011	1,936,078
		Mitchell International, Inc.
	1,500,000	Term Loan – Second Lien, 6.75%, Maturing March 28, 2015	885,000
		N.E.W. Holdings I, LLC
	2,623,835	Term Loan, 4.24%, Maturing May 22, 2014	1,644,271
		Protection One, Inc.
	2,029,477	Term Loan, 2.66%, Maturing March 31, 2012	1,420,634
		Quantum Corp.
	389,063	Term Loan, 4.96%, Maturing July 12, 2014	291,797
		Quintiles Transnational Corp.
	1,215,625	Term Loan, 3.46%, Maturing March 31, 2013	1,051,516
	1,725,000	Term Loan – Second Lien, 5.46%, Maturing March 31, 2014	1,250,625
		Sabre, Inc.
	6,636,484	Term Loan, 2.88%, Maturing September 30, 2014	3,040,339
		Safenet, Inc.
	989,950	Term Loan, 4.16%, Maturing April 12, 2014	519,724
		Serena Software, Inc.
	1,567,536	Term Loan, 3.10%, Maturing March 10, 2013	948,359
		Sitel (Client Logic)
	1,707,489	Term Loan, 6.58%, Maturing January 29, 2014	1,058,643
		Solera Holdings, LLC
EUR	1,090,083	Term Loan, 5.08%, Maturing May 15, 2014	977,020
		SunGard Data Systems, Inc.
	13,377,398	Term Loan, 3.71%, Maturing February 11, 2013	10,463,038
		TDS Investor Corp.
	1,778,654	Term Loan, 3.04%, Maturing August 23, 2013	1,031,619
	356,888	Term Loan, 3.71%, Maturing August 23, 2013	206,995
EUR	1,051,592	Term Loan, 5.22%, Maturing August 23, 2013	690,060

Principal
Amount*		Borrower/Tranche Description	Value

		Transaction Network Services, Inc.
	798,337	Term Loan, 2.43%, Maturing May 4, 2012	$696,549
		U.S. Security Holdings, Inc.
	892,537	Term Loan, 4.68%, Maturing May 8, 2013	714,030
		Valassis Communications, Inc.
	405,527	Term Loan, 3.21%, Maturing March 2, 2014	267,141
	1,767,104	Term Loan, 3.21%, Maturing March 2, 2014	1,164,080
		VWR International, Inc.
	2,325,000	Term Loan, 2.91%, Maturing June 28, 2013	1,720,500
		WAM Acquisition, S.A.
EUR	368,919	Term Loan, 4.60%, Maturing May 4, 2014	225,160
EUR	223,408	Term Loan, 4.60%, Maturing May 4, 2014	136,352
EUR	368,919	Term Loan, 5.10%, Maturing May 4, 2015	225,160
EUR	223,408	Term Loan, 5.10%, Maturing May 4, 2015	136,352
		West Corp.
	4,665,088	Term Loan, 2.78%, Maturing October 24, 2013	3,353,032

			$53,076,521

Cable and Satellite Television — 4.3%
		Atlantic Broadband Finance, LLC
	2,550,070	Term Loan, 3.71%, Maturing February 10, 2011	$2,214,310
		Bragg Communications, Inc.
	1,594,763	Term Loan, 4.53%, Maturing August 31, 2014	1,483,129
		Bresnan Broadband Holdings, LLC
	1,725,000	Term Loan, 3.13%, Maturing March 29, 2014	1,423,125
	1,550,000	Term Loan – Second Lien, 7.60%, Maturing March 29, 2014	1,085,000
		Casema
EUR	658,133	Term Loan, 4.27%, Maturing November 14, 2014	746,577
EUR	341,867	Term Loan, 4.27%, Maturing November 14, 2014	387,809
EUR	1,000,000	Term Loan – Second Lien, 4.77%, Maturing November 14, 2015	1,134,386
		Cequel Communications, LLC
	982,500	Term Loan, 2.57%, Maturing November 5, 2013	787,930
	2,175,000	Term Loan – Second Lien, 7.69%, Maturing May 5, 2014	993,975
	4,926,034	Term Loan – Second Lien, 9.13%, Maturing May 5, 2014(2)	2,344,792
		Charter Communications Operating, Inc.
	14,873,714	Term Loan, 3.44%, Maturing April 28, 2013	11,415,576
		CSC Holdings, Inc.
	2,705,170	Term Loan, 2.08%, Maturing March 29, 2013	2,447,051
		CW Media Holdings, Inc.
	864,063	Term Loan, 4.71%, Maturing February 15, 2015	637,246

Principal
Amount*		Borrower/Tranche Description	Value

		DirectTV Holdings, LLC
	1,822,453	Term Loan, 1.91%, Maturing April 13, 2013	$1,685,118
		Insight Midwest Holdings, LLC
	4,741,875	Term Loan, 2.45%, Maturing April 6, 2014	4,149,141
		Kabel BW GmbH and Co.
EUR	1,000,000	Term Loan, 5.83%, Maturing June 9, 2013	891,479
EUR	1,000,000	Term Loan, 6.33%, Maturing June 9, 2014	891,479
		MCC Iowa, LLC
	1,420,000	Term Loan, 1.81%, Maturing March 31, 2010	1,327,700
		Mediacom Broadband Group
	2,402,482	Term Loan, 2.06%, Maturing January 31, 2015	2,042,110
		Mediacom Illinois, LLC
	4,741,975	Term Loan, 1.81%, Maturing January 31, 2015	3,912,129
		NTL Investment Holdings, Ltd.
	2,901,650	Term Loan, 4.63%, Maturing March 30, 2012	2,350,337
		Orion Cable GmbH
EUR	661,661	Term Loan, 6.81%, Maturing October 31, 2014	491,370
EUR	661,661	Term Loan, 8.41%, Maturing October 31, 2015	496,665
		ProSiebenSat.1 Media AG
EUR	821,651	Term Loan, 4.59%, Maturing March 2, 2015	103,450
EUR	48,181	Term Loan, 5.95%, Maturing June 26, 2015	30,059
EUR	1,187,219	Term Loan, 5.95%, Maturing June 26, 2015	740,676
EUR	821,651	Term Loan, 4.84%, Maturing March 2, 2016	103,450
		UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 4.64%, Maturing October 16, 2011	5,346,950
	2,800,000	Term Loan, 2.20%, Maturing December 31, 2014	2,261,000
		YPSO Holding SA
EUR	2,480,685	Term Loan, 4.27%, Maturing July 28, 2014	1,724,828
EUR	957,340	Term Loan, 4.27%, Maturing July 28, 2014	665,642
EUR	1,561,975	Term Loan, 4.27%, Maturing July 28, 2014	1,086,046

			$57,400,535

Chemicals and Plastics — 3.2%
		AZ Chem US, Inc.
	1,393,849	Term Loan, 2.41%, Maturing February 28, 2013	$959,432
	500,000	Term Loan – Second Lien, 5.92%, Maturing February 28, 2014	274,375
		Brenntag Holding GmbH and Co. KG
	490,909	Term Loan, 2.33%, Maturing December 23, 2013	382,909
	2,009,091	Term Loan, 3.14%, Maturing December 23, 2013	1,567,091
	1,300,000	Term Loan – Second Lien, 5.50%, Maturing December 23, 2015	793,000

Principal
Amount*		Borrower/Tranche Description	Value

		Celanese Holdings, LLC
EUR	1,965,000	Term Loan, 4.43%, Maturing April 6, 2011	$1,882,795
	5,968,688	Term Loan, 2.94%, Maturing April 2, 2014	4,904,274
		Cognis GmbH
EUR	1,084,426	Term Loan, 5.33%, Maturing September 15, 2013	902,525
EUR	265,574	Term Loan, 5.33%, Maturing September 15, 2013	221,026
		Columbian Chemicals Acquisition
	866,048	Term Loan, 4.71%, Maturing March 16, 2013	484,987
		First Chemical Holding
EUR	965,273	Term Loan, 7.66%, Maturing December 18, 2014	534,101
EUR	965,273	Term Loan, 8.16%, Maturing December 18, 2015	534,101
		Foamex L.P.
	2,847,327	Term Loan, 4.27%, Maturing February 12, 2013	892,162
		Georgia Gulf Corp.
	864,925	Term Loan, 7.52%, Maturing October 3, 2013	443,274
		Hexion Specialty Chemicals, Inc.
	1,834,066	Term Loan, 3.69%, Maturing May 5, 2013	779,478
	398,411	Term Loan, 3.75%, Maturing May 5, 2013	169,325
	4,887,500	Term Loan, 5.50%, Maturing May 5, 2013	1,930,563
		Huish Detergents, Inc.
	1,255,875	Term Loan, 2.23%, Maturing April 26, 2014	1,070,633
		INEOS Group
EUR	808,168	Term Loan, 9.78%, Maturing December 14, 2011	399,252
EUR	142,882	Term Loan, 9.78%, Maturing December 14, 2011	70,586
EUR	808,273	Term Loan, 10.28%, Maturing December 14, 2011	399,303
EUR	142,882	Term Loan, 10.28%, Maturing December 14, 2011	70,586
	232,956	Term Loan, 8.20%, Maturing December 14, 2013	89,688
	232,956	Term Loan, 8.70%, Maturing December 14, 2014	91,726
		Innophos, Inc.
	316,250	Term Loan, 3.41%, Maturing August 10, 2010	303,600
		Invista B.V.
	3,040,989	Term Loan, 4.50%, Maturing April 29, 2011	2,402,382
	890,433	Term Loan, 4.50%, Maturing April 29, 2011	703,442
		ISP Chemco, Inc.
	1,955,151	Term Loan, 2.81%, Maturing June 4, 2014	1,469,622
		Kleopatra
	1,200,000	Term Loan, 4.25%, Maturing January 3, 2016	608,000
EUR	800,000	Term Loan, 6.16%, Maturing January 3, 2016	540,329
		Kranton Polymers, LLC
	3,095,705	Term Loan, 3.44%, Maturing May 12, 2013	1,614,927

Principal
Amount*		Borrower/Tranche Description	Value

		Lucite International Group Holdings
	776,093	Term Loan, 3.43%, Maturing July 7, 2013	$698,483
	274,823	Term Loan, 3.43%, Maturing July 7, 2013	247,340
		MacDermid, Inc.
EUR	966,668	Term Loan, 4.02%, Maturing April 12, 2014	556,975
		Millenium Inorganic Chemicals
	472,143	Term Loan, 3.71%, Maturing April 30, 2014	313,975
	1,375,000	Term Loan – Second Lien, 7.21%, Maturing October 31, 2014	749,375
		Momentive Performance Material
	1,895,201	Term Loan, 2.69%, Maturing December 4, 2013	1,358,228
		Nalco Co.
	4,432,589	Term Loan, 3.30%, Maturing November 4, 2010	4,158,717
		Propex Fabrics, Inc.
	1,610,084	Term Loan, 7.25%, Maturing July 31, 2012(2)	358,244
		Rockwood Specialties Group, Inc.
	3,662,400	Term Loan, 1.91%, Maturing December 10, 2012	3,230,237
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 5.82%, Maturing November 16, 2015	669,833
EUR	824,121	Term Loan, 5.82%, Maturing November 16, 2015	622,465
EUR	289,045	Term Loan, 5.82%, Maturing November 16, 2015	218,318
		Solo Cup Co.
	1,837,639	Term Loan, 5.08%, Maturing February 27, 2011	1,601,371
		Wellman, Inc.
	1,213,888	Term Loan, 0.00%, Maturing February 10, 2009(4)(5)	353,241

			$42,626,296

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	1,563,121	Term Loan, 3.01%, Maturing September 5, 2013	$1,414,624
	1,125,000	Term Loan – Second Lien, 4.91%, Maturing March 5, 2014	946,875
		St. John Knits International, Inc.
	1,231,247	Term Loan, 3.41%, Maturing March 23, 2012	831,092
		The William Carter Co.
	1,152,877	Term Loan, 2.03%, Maturing July 14, 2012	1,003,003

			$4,195,594

Conglomerates — 1.5%
		Amsted Industries, Inc.
	1,453,071	Term Loan, 3.23%, Maturing October 15, 2010	$1,009,885
		Blount, Inc.
	412,886	Term Loan, 2.20%, Maturing August 9, 2010	359,211

Principal
Amount*		Borrower/Tranche Description	Value

		Doncasters (Dunde HoldCo 4 Ltd.)
	608,184	Term Loan, 2.94%, Maturing July 13, 2015	$421,674
	608,184	Term Loan, 3.44%, Maturing July 13, 2015	421,674
GBP	734,483	Term Loan – Second Lien, 6.56%, Maturing January 13, 2016	549,947
		ISS Holdings A/S
EUR	208,772	Term Loan, 5.24%, Maturing December 31, 2013	182,078
EUR	1,491,228	Term Loan, 5.24%, Maturing December 31, 2013	1,300,559
		Jarden Corp.
	1,766,001	Term Loan, 3.21%, Maturing January 24, 2012	1,514,346
	975,378	Term Loan, 3.21%, Maturing January 24, 2012	836,387
		Johnson Diversey, Inc.
	2,935,784	Term Loan, 5.19%, Maturing December 16, 2011	2,612,848
		Polymer Group, Inc.
	3,885,293	Term Loan, 3.35%, Maturing November 22, 2012	2,933,396
		RBS Global, Inc.
	416,500	Term Loan, 2.94%, Maturing July 19, 2013	327,994
	2,681,967	Term Loan, 3.33%, Maturing July 19, 2013	2,112,049
		RGIS Holdings, LLC
	1,899,643	Term Loan, 3.30%, Maturing April 30, 2014	1,341,623
	94,982	Term Loan, 3.96%, Maturing April 30, 2014	67,081
		The Manitowoc Company, Inc.
	1,400,000	Term Loan, 6.50%, Maturing August 21, 2014	1,090,250
		US Investigations Services, Inc.
	2,616,792	Term Loan, 4.28%, Maturing February 21, 2015	2,068,574
		Vertrue, Inc.
	829,450	Term Loan, 4.46%, Maturing August 16, 2014	603,425

			$19,753,001

Containers and Glass Products — 1.8%
		Berry Plastics Corp.
	4,610,326	Term Loan, 2.42%, Maturing April 3, 2015	$3,400,115
		Consolidated Container Co.
	1,000,000	Term Loan – Second Lien, 5.86%, Maturing September 28, 2014	260,625
		Crown Americas, Inc.
	679,000	Term Loan, 2.08%, Maturing November 15, 2012	606,008
		Graham Packaging Holdings Co.
	5,192,401	Term Loan, 4.51%, Maturing October 7, 2011	4,191,420
		Graphic Packaging International, Inc.
	7,311,160	Term Loan, 3.09%, Maturing May 16, 2014	6,042,674

Principal
Amount*		Borrower/Tranche Description	Value

		JSG Acquisitions
EUR	180,907	Term Loan, 4.13%, Maturing December 31, 2014	$148,159
EUR	217,564	Term Loan, 4.38%, Maturing December 31, 2014	178,180
EUR	1,300,764	Term Loan, 4.59%, Maturing December 31, 2014	1,065,295
EUR	1,300,764	Term Loan, 4.62%, Maturing December 31, 2014	1,065,295
		Kranson Industries, Inc.
	1,099,471	Term Loan, 3.75%, Maturing July 31, 2013	802,614
		Owens-Brockway Glass Container
	2,034,688	Term Loan, 1.83%, Maturing June 14, 2013	1,765,091
		Smurfit-Stone Container Corp.
	872,221	Term Loan, 2.43%, Maturing November 1, 2011	583,662
	78,916	Term Loan, 2.50%, Maturing November 1, 2011	51,887
	1,069,632	Term Loan, 3.78%, Maturing November 1, 2011	715,763
	2,196,353	Term Loan, 3.86%, Maturing November 1, 2011	1,444,102
		Tegrant Holding Corp.
	1,965,000	Term Loan, 4.71%, Maturing March 8, 2013	1,139,700

			$23,460,590

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	1,000,000	Term Loan – Second Lien, 6.66%, Maturing July 31, 2014	$665,000
		Bausch & Lomb, Inc.
	155,000	Term Loan, 3.43%, Maturing April 30, 2015(3)	130,255
	613,800	Term Loan, 4.71%, Maturing April 30, 2015	515,811
		KIK Custom Products, Inc.
	1,400,000	Term Loan – Second Lien, 5.39%, Maturing November 30, 2014	224,000
		Prestige Brands, Inc.
	2,402,697	Term Loan, 2.66%, Maturing April 7, 2011	2,102,360

			$3,637,426

Drugs — 0.4%
		Graceway Pharmaceuticals, LLC
	1,482,812	Term Loan, 4.21%, Maturing May 3, 2012	$973,714
	300,000	Term Loan, 9.71%, Maturing November 3, 2013	75,000
	1,000,000	Term Loan – Second Lien, 7.96%, Maturing May 3, 2013	320,000
		Pharmaceutical Holdings Corp.
	441,116	Term Loan, 3.70%, Maturing January 30, 2012	368,331
		Stiefel Laboratories, Inc.
	671,061	Term Loan, 3.41%, Maturing December 28, 2013	560,336
	877,349	Term Loan, 3.41%, Maturing December 28, 2013	732,587
		Warner Chilcott Corp.
	617,464	Term Loan, 3.46%, Maturing January 18, 2012	554,019
	1,698,589	Term Loan, 3.46%, Maturing January 18, 2012	1,524,059

			$5,108,046

Principal
Amount*		Borrower/Tranche Description	Value

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	848,890	Term Loan, 2.66%, Maturing February 5, 2013	$403,223
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 5.22%, Maturing April 1, 2015	984,308
		Environmental Systems Products Holdings, Inc.
	466,049	Term Loan – Second Lien, 13.50%, Maturing December 12, 2010	305,542
		IESI Corp.
	3,464,706	Term Loan, 2.16%, Maturing January 20, 2012	2,962,324
		Sensus Metering Systems, Inc.
	715,074	Term Loan, 3.13%, Maturing December 17, 2010	650,717
		Wastequip, Inc.
	980,337	Term Loan, 2.66%, Maturing February 5, 2013	465,660

			$5,771,774

Electronics/Electrical — 1.4%
		Aspect Software, Inc.
	2,067,000	Term Loan, 4.56%, Maturing July 11, 2011	$1,074,840
	2,350,000	Term Loan – Second Lien, 9.19%, Maturing July 11, 2013	658,000
		Freescale Semiconductor, Inc.
	5,561,500	Term Loan, 3.93%, Maturing December 1, 2013	2,878,076
		Infor Enterprise Solutions Holdings
	3,404,493	Term Loan, 5.21%, Maturing July 28, 2012	2,008,651
	1,776,257	Term Loan, 5.21%, Maturing July 28, 2012	1,047,992
	500,000	Term Loan – Second Lien, 6.96%, Maturing March 2, 2014	107,500
	183,333	Term Loan – Second Lien, 7.71%, Maturing March 2, 2014	39,417
	316,667	Term Loan – Second Lien, 7.71%, Maturing March 2, 2014	71,250
		Network Solutions, LLC
	975,507	Term Loan, 3.26%, Maturing March 7, 2014	560,916
		Open Solutions, Inc.
	2,407,555	Term Loan, 3.26%, Maturing January 23, 2014	987,097
		Sensata Technologies Finance Co.
	5,843,420	Term Loan, 2.93%, Maturing April 27, 2013	3,056,839
		Spectrum Brands, Inc.
	83,608	Term Loan, 4.45%, Maturing March 30, 2013	52,046
	1,647,413	Term Loan, 5.90%, Maturing March 30, 2013	1,025,514
		SS&C Technologies, Inc.
	1,927,134	Term Loan, 3.43%, Maturing November 23, 2012	1,435,715
		VeriFone, Inc.
	946,772	Term Loan, 3.16%, Maturing October 31, 2013	714,813
		Vertafore, Inc.
	2,456,250	Term Loan, 4.66%, Maturing January 31, 2012	1,854,469
	975,000	Term Loan – Second Lien, 8.16%, Maturing January 31, 2013	589,875

			$18,163,010

Principal
Amount*		Borrower/Tranche Description	Value

Equipment Leasing — 0.2%
		The Hertz Corp.
	3,781,294	Term Loan, 2.15%, Maturing December 21, 2012	$2,429,481
	688,889	Term Loan, 3.28%, Maturing December 21, 2012	442,611

			$2,872,092

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	2,910,000	Term Loan, 2.75%, Maturing December 16, 2012	$2,298,900
	1,475,000	Term Loan – Second Lien, 5.91%, Maturing December 16, 2013	903,438
		Central Garden & Pet Co.
	2,295,865	Term Loan, 1.89%, Maturing February 28, 2014	1,587,017

			$4,789,355

Financial Intermediaries — 0.6%
		Citco III, Ltd.
	2,166,424	Term Loan, 3.58%, Maturing June 30, 2014	$1,386,511
		Grosvenor Capital Management
	678,184	Term Loan, 3.07%, Maturing December 5, 2013	359,438
		INVESTools, Inc.
	533,333	Term Loan, 3.66%, Maturing August 13, 2012	448,000
		Jupiter Asset Management Group
GBP	594,385	Term Loan, 5.29%, Maturing June 30, 2015	446,196
		LPL Holdings, Inc.
	5,044,428	Term Loan, 2.79%, Maturing December 18, 2014	3,631,988
		Nuveen Investments, Inc.
	694,750	Term Loan, 3.78%, Maturing November 2, 2014	335,217
		RJO Holdings Corp. (RJ O’Brien)
	666,563	Term Loan, 3.43%, Maturing July 31, 2014	309,952
		Travelex America Holdings, Inc.
	625,000	Term Loan, 5.93%, Maturing October 31, 2013	377,083
	625,000	Term Loan, 6.43%, Maturing October 31, 2014	377,083

			$7,671,468

Food Products — 1.7%
		Acosta, Inc.
	2,949,375	Term Loan, 2.66%, Maturing July 28, 2013	$2,197,284
		Advantage Sales & Marketing, Inc.
	4,132,747	Term Loan, 2.70%, Maturing March 29, 2013	3,027,237
		American Seafoods Group, LLC
	864,866	Term Loan, 2.16%, Maturing September 30, 2011	752,434
		Dean Foods Co.
	5,845,875	Term Loan, 2.95%, Maturing April 2, 2014	5,287,267

Principal
Amount*		Borrower/Tranche Description	Value

		MafCo Worldwide Corp.
	895,568	Term Loan, 2.41%, Maturing December 8, 2011	$591,075
		Michael Foods, Inc.
	1,401,918	Term Loan, 3.88%, Maturing November 21, 2010	1,268,736
		Pinnacle Foods Finance, LLC
	6,304,000	Term Loan, 3.20%, Maturing April 2, 2014	4,974,909
		Provimi Group SA
	231,370	Term Loan, 2.66%, Maturing June 28, 2015	156,753
	188,011	Term Loan, 2.66%, Maturing June 28, 2015	127,377
EUR	419,087	Term Loan, 4.02%, Maturing June 28, 2015	363,546
EUR	243,178	Term Loan, 4.02%, Maturing June 28, 2015	210,949
EUR	402,189	Term Loan, 4.02%, Maturing June 28, 2015	348,887
EUR	548,225	Term Loan, 4.02%, Maturing June 28, 2015	475,570
		Reddy Ice Group, Inc.
	3,130,000	Term Loan, 2.09%, Maturing August 9, 2012	1,815,400
		Wrigley Company
	1,415,372	Term Loan, 6.50%, Maturing October 6, 2014	1,394,584

			$22,992,008

Food Service — 1.1%
		AFC Enterprises, Inc.
	651,272	Term Loan, 3.75%, Maturing May 23, 2009	$527,530
		Aramark Corp.
	293,517	Term Loan, 3.33%, Maturing January 26, 2014	258,213
	4,614,037	Term Loan, 3.33%, Maturing January 26, 2014	4,059,070
GBP	980,000	Term Loan, 5.00%, Maturing January 27, 2014	1,157,476
		Buffets, Inc.
	609,132	Term Loan, 7.66%, Maturing April 30, 2009(2)	188,831
	60,687	Term Loan, 7.66%, Maturing April 30, 2009(2)	18,813
	184,103	Term Loan, 8.81%, Maturing May 1, 2013	38,968
	1,267,049	Term Loan, 7.66%, Maturing November 1, 2013(2)	268,192
		Burger King Corp.
	1,692,294	Term Loan, 3.00%, Maturing June 30, 2012	1,582,295
		CBRL Group, Inc.
	2,280,572	Term Loan, 4.70%, Maturing April 27, 2013	1,710,429
		Denny’s, Inc.
	559,381	Term Loan, 4.05%, Maturing March 31, 2012	461,489
	163,417	Term Loan, 6.15%, Maturing March 31, 2012	134,819
		JRD Holdings, Inc.
	1,896,094	Term Loan, 2.64%, Maturing June 26, 2014	1,668,563

Principal
Amount*		Borrower/Tranche Description	Value

		Maine Beverage Co., LLC
	564,844	Term Loan, 3.19%, Maturing June 30, 2010	$460,348
		NPC International, Inc.
	491,258	Term Loan, 2.76%, Maturing May 3, 2013	397,919
		OSI Restaurant Partners, LLC
	84,586	Term Loan, 4.35%, Maturing May 9, 2013	39,280
	941,137	Term Loan, 2.69%, Maturing May 9, 2014	437,041
		QCE Finance, LLC
	979,900	Term Loan, 3.75%, Maturing May 5, 2013	551,543
	1,225,000	Term Loan – Second Lien, 7.22%, Maturing November 5, 2013	493,063
		Sagittarius Restaurants, LLC
	447,479	Term Loan, 9.50%, Maturing March 29, 2013	161,092

			$14,614,974

Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	3,004,410	Term Loan, 3.71%, Maturing September 16, 2013	$2,058,021
		Iceland Foods Group, Ltd.
GBP	2,150,000	Term Loan, 3.35%, Maturing May 2, 2014	2,671,781
GBP	2,150,000	Term Loan, 4.10%, Maturing May 2, 2015	2,671,781
GBP	538,348	Term Loan, 10.35%, Maturing May 2, 2016(2)	657,297
		Pantry, Inc. (The)
	1,126,523	Term Loan, 2.16%, Maturing May 15, 2014	858,974
	324,314	Term Loan, 2.16%, Maturing May 15, 2014	247,290
		Rite Aid Corp.
	4,468,737	Term Loan, 2.14%, Maturing June 1, 2014	2,815,305
	1,246,875	Term Loan, 6.00%, Maturing June 4, 2014	897,750
		Roundy’s Supermarkets, Inc.
	3,759,938	Term Loan, 3.19%, Maturing November 3, 2011	3,087,849

			$15,966,048

Forest Products — 0.8%
		Appleton Papers, Inc.
	1,896,125	Term Loan, 3.54%, Maturing June 5, 2014	$1,407,873
		Georgia-Pacific Corp.
	8,200,113	Term Loan, 4.10%, Maturing December 20, 2012	7,098,223
		Newpage Corp.
	1,930,500	Term Loan, 5.31%, Maturing December 5, 2014	1,122,908
		Xerium Technologies, Inc.
	1,863,293	Term Loan, 6.96%, Maturing May 18, 2012	1,034,128

			$10,663,132

Principal
Amount*		Borrower/Tranche Description	Value

Healthcare — 5.7%
		Accellent, Inc.
	1,406,500	Term Loan, 4.70%, Maturing November 22, 2012	$1,083,005
		Advanced Medical Optics, Inc.
	833,354	Term Loan, 4.38%, Maturing April 2, 2014	804,187
		Alliance Imaging, Inc.
	1,118,681	Term Loan, 4.11%, Maturing December 29, 2011	970,456
		American Medical Systems
	1,410,515	Term Loan, 2.69%, Maturing July 20, 2012	1,227,148
		AMN Healthcare, Inc.
	293,146	Term Loan, 3.21%, Maturing November 2, 2011	259,435
		AMR HoldCo, Inc.
	1,964,100	Term Loan, 4.17%, Maturing February 10, 2012	1,738,228
		Biomet, Inc.
	3,950,000	Term Loan, 4.46%, Maturing December 26, 2014	3,529,763
EUR	1,752,813	Term Loan, 5.96%, Maturing December 26, 2014	2,008,650
		Capio AB
EUR	169,803	Term Loan, 4.50%, Maturing April 24, 2015	161,975
EUR	204,134	Term Loan, 4.50%, Maturing April 24, 2015	194,723
EUR	169,803	Term Loan, 4.63%, Maturing April 16, 2016	161,975
EUR	152,245	Term Loan, 4.63%, Maturing April 24, 2016	145,226
		Cardinal Health 409, Inc.
	2,167,000	Term Loan, 3.71%, Maturing April 10, 2014	1,377,850
EUR	1,970,000	Term Loan, 5.22%, Maturing April 10, 2014	1,879,179
		Carestream Health, Inc.
	4,211,716	Term Loan, 2.84%, Maturing April 30, 2013	3,292,160
	1,000,000	Term Loan – Second Lien, 7.00%, Maturing October 30, 2013	311,250
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 2.91%, Maturing March 23, 2015	608,400
		Community Health Systems, Inc.
	503,549	Term Loan, 2.95%, Maturing July 25, 2014	428,206
	9,842,239	Term Loan, 4.45%, Maturing July 25, 2014	8,369,594
		Concentra, Inc.
	850,000	Term Loan – Second Lien, 6.96%, Maturing June 25, 2015	187,000
		ConMed Corp.
	608,396	Term Loan, 1.91%, Maturing April 13, 2013	511,053
		CRC Health Corp.
	635,375	Term Loan, 3.71%, Maturing February 6, 2013	407,699
	583,568	Term Loan, 3.71%, Maturing February 6, 2013	374,456

Principal
Amount*		Borrower/Tranche Description	Value

		DaVita, Inc.
	5,424,933	Term Loan, 2.32%, Maturing October 5, 2012	$4,992,875
		DJO Finance, LLC
	1,039,500	Term Loan, 3.88%, Maturing May 15, 2014	847,193
		Fresenius Medical Care Holdings
	3,516,896	Term Loan, 2.85%, Maturing March 31, 2013	3,190,327
		Hanger Orthopedic Group, Inc.
	1,532,491	Term Loan, 2.42%, Maturing May 30, 2013	1,363,917
		HCA, Inc.
	8,761,101	Term Loan, 3.71%, Maturing November 18, 2013	7,268,726
		Health Management Association, Inc.
	5,792,522	Term Loan, 3.21%, Maturing February 28, 2014	4,158,203
		HealthSouth Corp.
	1,875,291	Term Loan, 4.43%, Maturing March 10, 2013	1,648,694
		Iasis Healthcare, LLC
	421,174	Term Loan, 2.41%, Maturing March 14, 2014	362,210
	1,217,152	Term Loan, 2.41%, Maturing March 14, 2014	1,046,751
	112,878	Term Loan, 2.42%, Maturing March 14, 2014	97,075
		Ikaria Acquisition, Inc.
	754,024	Term Loan, 3.42%, Maturing March 28, 2013	606,989
		IM U.S. Holdings, LLC
	900,000	Term Loan – Second Lien, 4.69%, Maturing June 26, 2015	627,750
		Invacare Corp.
	2,094,054	Term Loan, 3.28%, Maturing February 12, 2013	1,706,654
		inVentiv Health, Inc.
	1,194,723	Term Loan, 3.21%, Maturing July 6, 2014	1,012,528
		LifePoint Hospitals, Inc.
	2,959,542	Term Loan, 3.82%, Maturing April 15, 2012	2,663,588
		MultiPlan Merger Corp.
	686,350	Term Loan, 2.94%, Maturing April 12, 2013	522,770
	1,255,265	Term Loan, 2.94%, Maturing April 12, 2013	956,094
		Mylan, Inc.
	759,500	Term Loan, 4.54%, Maturing October 2, 2014	696,841
		National Mentor Holdings, Inc.
	1,334,580	Term Loan, 3.46%, Maturing June 29, 2013	867,477
	81,200	Term Loan, 4.59%, Maturing June 29, 2013	52,780
		National Rental Institutes, Inc.
	1,993,173	Term Loan, 3.75%, Maturing March 31, 2013	1,121,160
		Nyco Holdings
EUR	1,920,457	Term Loan, 5.24%, Maturing December 29, 2014	1,618,129
EUR	1,920,457	Term Loan, 5.99%, Maturing December 29, 2015	1,618,129

Principal
Amount*		Borrower/Tranche Description	Value

		Physiotherapy Associates, Inc.
	1,062,005	Term Loan, 7.50%, Maturing June 27, 2013	$623,928
		RadNet Management, Inc.
	710,505	Term Loan, 6.45%, Maturing November 15, 2012	568,404
		ReAble Therapeutics Finance, LLC
	1,149,626	Term Loan, 3.46%, Maturing November 16, 2013	994,427
		Renal Advantage, Inc.
	994	Term Loan, 4.50%, Maturing October 5, 2012	800
		Select Medical Corp.
	1,600,268	Term Loan, 4.15%, Maturing February 24, 2012	1,268,213
		Select Medical Holdings Corp.
	1,997,187	Term Loan, 4.15%, Maturing February 24, 2012	1,582,771
		Sunrise Medical Holdings, Inc.
	1,287,078	Term Loan, 5.15%, Maturing May 13, 2010	723,981
		Vanguard Health Holding Co., LLC
	935,179	Term Loan, 3.27%, Maturing September 23, 2011	807,527
		Viant Holdings, Inc.
	763,375	Term Loan, 3.71%, Maturing June 25, 2014	393,138

			$76,041,667

Home Furnishings — 0.5%
		Hunter Fan Co.
	614,448	Term Loan, 4.74%, Maturing April 16, 2014	$345,627
		Interline Brands, Inc.
	1,281,277	Term Loan, 2.04%, Maturing June 23, 2013	820,017
	889,565	Term Loan, 2.04%, Maturing June 23, 2013	569,322
		National Bedding Co., LLC
	2,329,697	Term Loan, 3.01%, Maturing August 31, 2011	1,065,836
	1,050,000	Term Loan – Second Lien, 5.39%, Maturing August 31, 2012	381,500
		Oreck Corp.
	1,777,165	Term Loan, 4.93%, Maturing February 2, 2012(5)	694,871
		Sanitec, Ltd. Oy
EUR	490,638	Term Loan, 0.00%, Maturing April 7, 2013(4)	155,340
EUR	490,638	Term Loan, 0.00%, Maturing April 7, 2014(4)	155,340
		Simmons Co.
	3,677,152	Term Loan, 9.51%, Maturing December 19, 2011	2,794,635
	1,000,000	Term Loan, 8.35%, Maturing February 15, 2012	60,000

			$7,042,488

Principal
Amount*		Borrower/Tranche Description	Value

Industrial Equipment — 1.2%
		Brand Energy and Infrastructure Services, Inc.
	1,061,563	Term Loan, 4.74%, Maturing February 7, 2014	$621,014
		CEVA Group PLC U.S.
	1,432,138	Term Loan, 3.39%, Maturing January 4, 2014	828,253
	171,053	Term Loan, 4.46%, Maturing January 4, 2014	98,925
EUR	302,530	Term Loan, 4.77%, Maturing January 4, 2014	245,327
EUR	513,730	Term Loan, 4.77%, Maturing January 4, 2014	416,593
EUR	631,377	Term Loan, 4.77%, Maturing January 4, 2014	511,996
EUR	1,597,365	Term Loan, 5.97%, Maturing January 4, 2014	1,295,335
		EPD Holdings (Goodyear Engineering Products)
	114,469	Term Loan, 2.93%, Maturing July 13, 2014	56,853
	799,258	Term Loan, 2.93%, Maturing July 13, 2014	396,965
	1,100,000	Term Loan – Second Lien, 6.17%, Maturing July 13, 2015	231,000
		Flowserve Corp.
	2,290,406	Term Loan, 2.99%, Maturing August 10, 2012	2,084,269
		FR Brand Acquisition Corp.
	982,500	Term Loan, 3.75%, Maturing February 7, 2014	606,694
		Generac Acquisition Corp.
	2,677,819	Term Loan, 2.94%, Maturing November 7, 2013	1,466,106
	500,000	Term Loan – Second Lien, 6.44%, Maturing April 7, 2014	143,542
		Gleason Corp.
	743,297	Term Loan, 3.66%, Maturing June 30, 2013	602,070
	280,361	Term Loan, 3.66%, Maturing June 30, 2013	227,093
		Itron, Inc.
EUR	379,310	Term Loan, 4.72%, Maturing April 18, 2014	423,745
		Jason, Inc.
	585,079	Term Loan, 3.97%, Maturing April 30, 2010	424,182
		John Maneely Co.
	2,383,593	Term Loan, 4.44%, Maturing December 8, 2013	1,322,894
		KION Group GmbH
	250,000	Term Loan, 2.41%, Maturing December 23, 2014	101,250
	250,000	Term Loan, 2.91%, Maturing December 23, 2015	101,250
		Polypore, Inc.
	4,284,750	Term Loan, 2.45%, Maturing July 3, 2014	2,892,206
		Sequa Corp.
	795,043	Term Loan, 3.69%, Maturing November 30, 2014	498,094
		TFS Acquisition Corp.
	879,750	Term Loan, 4.96%, Maturing August 11, 2013	395,888

			$15,991,544

Principal
Amount*	Borrower/Tranche Description	Value

Insurance — 0.9%
	Alliant Holdings I, Inc.
1,333,125	Term Loan, 4.46%, Maturing August 21, 2014	$1,053,169
	Applied Systems, Inc.
925,807	Term Loan, 3.92%, Maturing September 26, 2013	708,243
	CCC Information Services Group, Inc.
1,110,774	Term Loan, 3.72%, Maturing February 10, 2013	788,650
	Conseco, Inc.
4,651,189	Term Loan, 2.39%, Maturing October 10, 2013	3,011,645
	Crawford & Company
1,610,161	Term Loan, 3.96%, Maturing October 31, 2013	1,328,383
	Crump Group, Inc.
1,186,884	Term Loan, 3.41%, Maturing August 4, 2014	747,737
	Getty Images, Inc.
2,906,719	Term Loan, 7.24%, Maturing July 2, 2015	2,743,216
	Hub International Holdings, Inc.
217,055	Term Loan, 3.96%, Maturing June 13, 2014	161,163
965,686	Term Loan, 3.96%, Maturing June 13, 2014	717,022
	U.S.I. Holdings Corp.
1,182,000	Term Loan, 4.21%, Maturing May 4, 2014	685,560

		$11,944,788

Leisure Goods/Activities/Movies — 3.5%
	24 Hour Fitness Worldwide, Inc.
1,964,450	Term Loan, 3.43%, Maturing June 8, 2012	$1,217,959
	AMC Entertainment, Inc.
1,711,852	Term Loan, 2.14%, Maturing January 26, 2013	1,514,275
	AMF Bowling Worldwide, Inc.
1,300,000	Term Loan – Second Lien, 8.44%, Maturing December 8, 2013	195,000
	Butterfly Wendel US, Inc.
371,737	Term Loan, 3.19%, Maturing June 22, 2013	241,164
371,857	Term Loan, 2.69%, Maturing June 22, 2014	241,242
	Carmike Cinemas, Inc.
2,909,548	Term Loan, 6.13%, Maturing May 19, 2012	2,220,954
	Cedar Fair, L.P.
487,500	Term Loan, 2.41%, Maturing August 31, 2011	370,906
2,797,805	Term Loan, 2.41%, Maturing August 30, 2012	2,128,662
	Cinemark, Inc.
3,755,314	Term Loan, 2.53%, Maturing October 5, 2013	3,381,660
	Dave & Buster’s, Inc.
382,500	Term Loan, 3.43%, Maturing March 8, 2013	340,425
972,500	Term Loan, 3.43%, Maturing March 8, 2013	865,525

================================================================================

Principal
Amount*		Borrower/Tranche Description	Value

		Deluxe Entertainment Services
	745,513	Term Loan, 3.58%, Maturing January 28, 2011	$383,939
	41,339	Term Loan, 3.71%, Maturing January 28, 2011	21,289
	72,991	Term Loan, 3.71%, Maturing January 28, 2011	37,591
		Easton-Bell Sports, Inc.
	1,413,974	Term Loan, 2.92%, Maturing March 16, 2012	1,032,201
		Formula One (Project Alpha III)
	1,928,571	Term Loan, 2.66%, Maturing October 13, 2014	1,040,223
		HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
	96,000	DIP Loan, 0.00%, Maturing March 31, 2010(4)(5)	96,000
		Mega Blocks, Inc.
	1,469,543	Term Loan, 8.75%, Maturing July 26, 2012	330,647
		Metro-Goldwyn-Mayer Holdings, Inc.
	10,086,013	Term Loan, 4.22%, Maturing April 8, 2012	4,649,652
		National CineMedia, LLC
	2,075,000	Term Loan, 3.75%, Maturing February 13, 2015	1,322,072
		Red Football, Ltd.
GBP	2,730,401	Term Loan, 4.10%, Maturing August 16, 2014	2,631,336
GBP	2,730,401	Term Loan, 4.35%, Maturing August 16, 2015	2,631,336
		Regal Cinemas Corp.
	6,209,575	Term Loan, 5.21%, Maturing November 10, 2010	5,650,713
		Revolution Studios Distribution Co., LLC
	1,364,817	Term Loan, 4.16%, Maturing December 21, 2014	900,779
	1,050,000	Term Loan – Second Lien, 7.41%, Maturing June 21, 2015	168,000
		Six Flags Theme Parks, Inc.
	4,457,125	Term Loan, 2.92%, Maturing April 30, 2015	3,108,845
		Southwest Sports Group, LLC
	1,450,000	Term Loan, 4.00%, Maturing December 22, 2010	1,123,750
		Universal City Development Partners, Ltd.
	2,912,921	Term Loan, 6.00%, Maturing June 9, 2011	2,679,887
		WMG Acquisition Corp.
	900,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	702,000
	6,862,491	Term Loan, 3.34%, Maturing February 28, 2011	5,755,914

			$46,983,946

Lodging and Casinos — 1.4%
		Gala Electric Casinos, Ltd.
GBP	958,999	Term Loan, 7.00%, Maturing December 12, 2013	$784,069
GBP	958,999	Term Loan, 7.50%, Maturing December 12, 2014	784,069
		Green Valley Ranch Gaming, LLC
	638,642	Term Loan, 4.25%, Maturing February 16, 2014	274,616

Principal
Amount*	Borrower/Tranche Description	Value

	Harrah’s Operating Co.
1,389,500	Term Loan, 4.16%, Maturing January 28, 2015	$870,490
992,500	Term Loan, 4.26%, Maturing January 28, 2015	619,624
	Herbst Gaming, Inc.
994,937	Term Loan, 0.00%, Maturing December 2, 2011(4)	254,953
	Isle of Capri Casinos, Inc.
2,621,839	Term Loan, 3.21%, Maturing November 30, 2013	1,765,994
790,544	Term Loan, 3.21%, Maturing November 30, 2013	532,487
1,048,735	Term Loan, 3.21%, Maturing November 30, 2013	706,398
	LodgeNet Entertainment Corp.
1,129,200	Term Loan, 3.46%, Maturing April 4, 2014	592,830
	New World Gaming Partners, Ltd.
1,443,750	Term Loan, 3.94%, Maturing June 30, 2014	665,930
291,667	Term Loan, 3.94%, Maturing June 30, 2014	134,531
	Penn National Gaming, Inc.
7,056,910	Term Loan, 2.77%, Maturing October 3, 2012	6,399,736
	Venetian Casino Resort/Las Vegas Sands, Inc.
1,129,596	Term Loan, 2.16%, Maturing May 14, 2014	558,353
4,143,264	Term Loan, 2.16%, Maturing May 23, 2014	2,047,995
	VML US Finance, LLC
2,300,000	Term Loan, 2.66%, Maturing May 25, 2013	1,332,954
	Wimar OpCo, LLC
900,262	Term Loan, 6.50%, Maturing January 3, 2012	265,577

		$18,590,606

Nonferrous Metals/Minerals — 0.8%
	Alpha Natural Resources, LLC
2,750,875	Term Loan, 3.00%, Maturing October 26, 2012	$2,510,173
	Compass Minerals Group, Inc.
2,742,369	Term Loan, 2.48%, Maturing December 22, 2012	2,581,255
	Euramax International, Inc.
701,579	Term Loan, 8.75%, Maturing June 28, 2012	271,862
503,822	Term Loan – Second Lien, 11.00%, Maturing June 28, 2013	100,764
249,928	Term Loan – Second Lien, 11.00%, Maturing June 28, 2013	49,986
	Murray Energy Corp.
943,250	Term Loan, 6.94%, Maturing January 28, 2010	839,493
	Noranda Aluminum Acquisition
531,158	Term Loan, 4.24%, Maturing May 18, 2014	301,432
	Novelis, Inc.
590,992	Term Loan, 3.46%, Maturing June 28, 2014	377,053
1,300,183	Term Loan, 3.46%, Maturing June 28, 2014	829,517

Principal
Amount*		Borrower/Tranche Description	Value

		Oxbow Carbon and Mineral Holdings
	162,624	Term Loan, 2.41%, Maturing May 8, 2014	$111,702
	1,816,502	Term Loan, 2.81%, Maturing May 8, 2014	1,247,710
		Tube City IMS Corp.
	2,628,851	Term Loan, 3.46%, Maturing January 25, 2014	1,051,541
	324,324	Term Loan, 3.46%, Maturing January 25, 2014	129,730

			$10,402,218

Oil and Gas — 0.7%
		Atlas Pipeline Partners, L.P.
	1,615,000	Term Loan, 3.16%, Maturing July 20, 2014	$1,372,750
		Big West Oil, LLC
	577,500	Term Loan, 4.50%, Maturing May 1, 2014	274,313
	459,375	Term Loan, 4.50%, Maturing May 1, 2014	218,203
		Citgo Petroleum Corp.
	1,893,976	Term Loan, 1.78%, Maturing November 15, 2012	1,207,410
		Dresser, Inc.
	824,990	Term Loan, 4.41%, Maturing May 4, 2014	598,892
	1,250,000	Term Loan – Second Lien, 7.99%, Maturing May 4, 2015	618,750
		Enterprise GP Holdings, L.P.
	1,534,500	Term Loan, 3.25%, Maturing October 31, 2014	1,396,395
		IFM (US) Colonial Pipeline 2, LLC
	933,362	Term Loan, 4.20%, Maturing February 27, 2012	788,691
		Targa Resources, Inc.
	1,602,972	Term Loan, 3.46%, Maturing October 31, 2012	1,132,767
	1,394,854	Term Loan, 5.93%, Maturing October 31, 2012	985,697
		Volnay Acquisition Co.
	830,000	Term Loan, 4.54%, Maturing January 12, 2014	709,650

			$9,303,518

Publishing — 3.2%
		American Media Operations, Inc.
	3,727,216	Term Loan, 3.95%, Maturing January 31, 2013	$2,236,330
		Aster Zweite Beteiligungs GmbH
	1,075,000	Term Loan, 6.13%, Maturing September 27, 2013	521,375
EUR	472,333	Term Loan, 7.54%, Maturing September 27, 2013	302,819
		CanWest MediaWorks, Ltd.
	1,157,375	Term Loan, 4.20%, Maturing July 10, 2014	656,810
		Dex Media West, LLC
	5,190,000	Term Loan, 7.00%, Maturing October 24, 2014	2,854,500

Principal
Amount*		Borrower/Tranche Description	Value

		GateHouse Media Operating, Inc.
	800,000	Term Loan, 2.57%, Maturing August 28, 2014	$207,334
	975,000	Term Loan, 2.66%, Maturing August 28, 2014	252,688
	1,850,000	Term Loan, 4.20%, Maturing August 28, 2014	479,459
		Idearc, Inc.
	12,274,500	Term Loan, 3.42%, Maturing November 17, 2014	4,262,320
		Laureate Education, Inc.
	432,535	Term Loan, 4.41%, Maturing August 17, 2014	268,712
	2,890,338	Term Loan, 4.41%, Maturing August 17, 2014	1,795,622
		MediaNews Group, Inc.
	919,307	Term Loan, 4.66%, Maturing August 2, 2013	308,887
		Mediannuaire Holding
EUR	968,816	Term Loan, 4.66%, Maturing October 10, 2014	295,055
EUR	968,816	Term Loan, 5.16%, Maturing October 10, 2015	295,055
EUR	1,000,000	Term Loan – Second Lien, 6.66%, Maturing April 10, 2016	177,122
		Merrill Communications, LLC
	1,436,802	Term Loan, 4.32%, Maturing December 24, 2012	984,210
		Nebraska Book Co., Inc.
	907,643	Term Loan, 6.38%, Maturing March 4, 2011	671,656
		Nelson Education, Ltd.
	666,563	Term Loan, 3.96%, Maturing July 5, 2014	383,273
		Nielsen Finance, LLC
	7,929,888	Term Loan, 3.88%, Maturing August 9, 2013	6,343,910
		Penton Media, Inc.
	982,500	Term Loan, 3.35%, Maturing February 1, 2013	397,913
		Philadelphia Newspapers, LLC
	1,038,512	Term Loan, 0.00%, Maturing June 29, 2013(4)	173,086
		R.H. Donnelley Corp.
	3,773,253	Term Loan, 6.75%, Maturing June 30, 2010	2,455,758
		Reader’s Digest Association, Inc. (The)
	7,835,438	Term Loan, 3.61%, Maturing March 2, 2014	3,134,175
		SGS International, Inc.
	837,220	Term Loan, 4.14%, Maturing December 30, 2011	544,193
		Source Interlink Companies, Inc.
	1,984,887	Term Loan, 5.45%, Maturing August 1, 2014	1,081,763
		Source Media, Inc.
	2,304,115	Term Loan, 6.46%, Maturing November 8, 2011	1,255,743
		Springer Science+Business Media
	546,613	Term Loan, 3.83%, Maturing May 5, 2011	361,545
	490,579	Term Loan, 4.21%, Maturing May 5, 2012	324,483
	417,648	Term Loan, 4.21%, Maturing May 5, 2012	276,245

Principal
Amount*		Borrower/Tranche Description	Value

		TL Acquisitions, Inc.
	3,234,062	Term Loan, 2.91%, Maturing July 5, 2014	$2,461,526
		Trader Media Corp.
GBP	2,309,688	Term Loan, 3.78%, Maturing March 23, 2015	1,465,795
		Tribune Co.
	1,836,935	Term Loan, 0.00%, Maturing May 17, 2009(4)	516,179
	1,989,950	Term Loan, 0.00%, Maturing May 17, 2014(4)	440,276
	2,231,638	Term Loan, 0.00%, Maturing May 17, 2014(4)	624,062
		Xsys, Inc.
	1,290,100	Term Loan, 6.13%, Maturing September 27, 2013	625,699
EUR	527,667	Term Loan, 7.54%, Maturing September 27, 2013	338,295
	1,277,104	Term Loan, 6.13%, Maturing September 27, 2014	619,396
		Yell Group, PLC
	3,425,000	Term Loan, 3.41%, Maturing February 10, 2013	2,146,334

			$42,539,603

Radio and Television — 2.2%
		Block Communications, Inc.
	2,037,000	Term Loan, 3.46%, Maturing December 22, 2011	$1,711,080
		CMP KC, LLC
	963,688	Term Loan, 4.41%, Maturing May 5, 2013	551,133
		CMP Susquehanna Corp.
	2,727,144	Term Loan, 2.42%, Maturing May 5, 2013	804,508
		Discovery Communications, Inc.
	3,422,875	Term Loan, 3.46%, Maturing April 30, 2014	3,096,480
		Emmis Operating Co.
	1,021,214	Term Loan, 3.07%, Maturing November 2, 2013	449,334
		Entravision Communications Corp.
	1,739,000	Term Loan, 2.94%, Maturing September 29, 2013	1,273,818
		Gray Television, Inc.
	2,300,118	Term Loan, 2.52%, Maturing January 19, 2015	1,019,718
		HIT Entertainment, Inc.
	1,835,658	Term Loan, 4.96%, Maturing March 20, 2012	830,635
		NEP II, Inc.
	835,116	Term Loan, 2.66%, Maturing February 16, 2014	626,337
		Nexstar Broadcasting, Inc.
	2,096,827	Term Loan, 3.21%, Maturing October 1, 2012	1,237,128
	1,983,874	Term Loan, 3.21%, Maturing October 1, 2012	1,170,486
		NextMedia Operating, Inc.
	72,114	Term Loan, 5.12%, Maturing November 15, 2012	37,680
	162,257	Term Loan, 5.17%, Maturing November 15, 2012	84,779

Principal
Amount*		Borrower/Tranche Description	Value

		PanAmSat Corp.
	1,059,172	Term Loan, 3.93%, Maturing January 3, 2014	$916,940
	1,058,851	Term Loan, 3.93%, Maturing January 3, 2014	916,662
	1,058,851	Term Loan, 3.93%, Maturing January 3, 2014	916,662
		Paxson Communications Corp.
	3,250,000	Term Loan, 4.34%, Maturing January 15, 2012	1,283,750
		Raycom TV Broadcasting, LLC
	1,900,000	Term Loan, 1.94%, Maturing June 25, 2014	1,425,000
		SFX Entertainment
	1,381,298	Term Loan, 4.26%, Maturing June 21, 2013	1,015,254
		Sirius Satellite Radio, Inc.
	740,625	Term Loan, 2.69%, Maturing December 19, 2012	536,953
		Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 3.77%, Maturing January 19, 2015	859,135
EUR	1,050,000	Term Loan, 4.46%, Maturing January 19, 2016	859,135
		Univision Communications, Inc.
	11,650,000	Term Loan, 2.66%, Maturing September 29, 2014	6,195,307
	770,500	Term Loan – Second Lien, 2.91%, Maturing March 29, 2009	674,188
		Young Broadcasting, Inc.
	2,309,978	Term Loan, 5.24%, Maturing November 3, 2012	922,067

			$29,414,169

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	3,315,000	Term Loan, 3.10%, Maturing April 26, 2013	$2,922,726
		Rail America, Inc.
	135,280	Term Loan, 5.44%, Maturing August 14, 2009	123,781
	2,089,720	Term Loan, 5.44%, Maturing August 13, 2010	1,912,094

			$4,958,601

Retailers (Except Food and Drug) — 1.2%
		American Achievement Corp.
	936,955	Term Loan, 2.59%, Maturing March 25, 2011	$693,347
		Amscan Holdings, Inc.
	712,313	Term Loan, 3.93%, Maturing May 25, 2013	486,153
		Claire’s Stores, Inc.
	492,500	Term Loan, 3.48%, Maturing May 24, 2014	181,131
		Cumberland Farms, Inc.
	2,019,176	Term Loan, 2.90%, Maturing September 29, 2013	1,655,724
		Harbor Freight Tools USA, Inc.
	1,801,826	Term Loan, 9.75%, Maturing July 15, 2010	1,126,141

Principal
Amount*		Borrower/Tranche Description	Value

		Josten’s Corp.
	1,991,336	Term Loan, 2.45%, Maturing October 4, 2011	$1,742,419
		Mapco Express, Inc.
	1,510,137	Term Loan, 3.91%, Maturing April 28, 2011	1,230,762
		Neiman Marcus Group, Inc.
	1,542,722	Term Loan, 4.19%, Maturing April 5, 2013	1,068,978
		Orbitz Worldwide, Inc.
	1,678,750	Term Loan, 4.24%, Maturing July 25, 2014	747,044
		Oriental Trading Co., Inc.
	2,067,576	Term Loan, 3.98%, Maturing July 31, 2013	1,157,843
	1,150,000	Term Loan – Second Lien, 6.41%, Maturing January 31, 2013	296,125
		Rent-A-Center, Inc.
	1,169,109	Term Loan, 2.15%, Maturing November 15, 2012	987,897
		Savers, Inc.
	446,574	Term Loan, 3.20%, Maturing August 11, 2012	375,122
	488,567	Term Loan, 3.20%, Maturing August 11, 2012	410,396
		The Yankee Candle Company, Inc.
	3,485,341	Term Loan, 3.40%, Maturing February 6, 2014	1,916,938
		Vivarte
EUR	825,263	Term Loan, 4.45%, Maturing May 29, 2015	480,784
EUR	128,489	Term Loan, 4.45%, Maturing May 29, 2015	74,855
EUR	33,040	Term Loan, 4.45%, Maturing May 29, 2015	19,248
EUR	825,263	Term Loan, 4.95%, Maturing May 29, 2016	480,784
EUR	128,489	Term Loan, 4.95%, Maturing May 29, 2016	74,855
EUR	33,040	Term Loan, 4.95%, Maturing May 29, 2016	19,248

			$15,225,794

Steel — 0.2%
		Algoma Acquisition Corp.
	2,238,477	Term Loan, 2.95%, Maturing June 20, 2013	$1,438,222
		Niagara Corp.
	1,452,875	Term Loan, 5.46%, Maturing June 29, 2014	762,759

			$2,200,981

Surface Transport — 0.2%
		Gainey Corp.
	1,884,496	Term Loan, 0.00%, Maturing April 20, 2012(4)	$233,678
		Oshkosh Truck Corp.
	946,135	Term Loan, 2.89%, Maturing December 6, 2013	661,112

Principal
Amount*		Borrower/Tranche Description	Value

		Ozburn-Hessey Holding Co., LLC
	579,830	Term Loan, 4.16%, Maturing August 9, 2012	$449,368
		Swift Transportation Co., Inc.
	3,020,930	Term Loan, 5.49%, Maturing May 10, 2014	1,384,909

			$2,729,067

Telecommunications — 2.0%
		Asurion Corp.
	2,450,000	Term Loan, 4.33%, Maturing July 13, 2012	$1,788,500
	1,000,000	Term Loan – Second Lien, 6.86%, Maturing January 13, 2013	560,000
		BCM Luxembourg, Ltd.
EUR	2,831,379	Term Loan, 3.65%, Maturing September 30, 2014	2,672,961
EUR	2,831,695	Term Loan, 3.90%, Maturing September 30, 2015	2,673,259
EUR	1,500,000	Term Loan – Second Lien, 6.02%, Maturing March 31, 2016	948,563
		Centennial Cellular Operating Co., LLC
	3,226,468	Term Loan, 3.51%, Maturing February 9, 2011	3,141,270
		CommScope, Inc.
	2,420,843	Term Loan, 3.68%, Maturing November 19, 2014	2,063,768
		Intelsat Subsidiary Holding Co.
	1,270,750	Term Loan, 3.93%, Maturing July 3, 2013	1,126,996
		Iowa Telecommunications Services
	2,776,000	Term Loan, 3.09%, Maturing November 23, 2011	2,394,300
		IPC Systems, Inc.
GBP	1,448,087	Term Loan, 5.05%, Maturing May 31, 2014	1,049,284
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071,462	Term Loan, 3.59%, Maturing December 26, 2014	987,946
		NTelos, Inc.
	1,215,750	Term Loan, 2.66%, Maturing August 24, 2011	1,091,895
		Palm, Inc.
	1,061,563	Term Loan, 3.91%, Maturing April 24, 2014	493,627
		Stratos Global Corp.
	1,198,500	Term Loan, 3.95%, Maturing February 13, 2012	1,030,710
		Trilogy International Partners
	1,225,000	Term Loan, 4.96%, Maturing June 29, 2012	520,625
		Windstream Corp.
	3,980,037	Term Loan, 2.59%, Maturing July 17, 2013	3,621,834

			$26,165,538

Utilities — 1.6%
		AEI Finance Holding, LLC
	388,674	Revolving Loan, 3.41%, Maturing March 30, 2012	$232,233
	2,771,209	Term Loan, 4.46%, Maturing March 30, 2014	1,655,797

Principal
Amount*		Borrower/Tranche Description	Value

		Astoria Generating Co.
	1,250,000	Term Loan – Second Lien, 4.11%, Maturing August 23, 2013	$900,000
		BRSP, LLC
	2,182,672	Term Loan, 5.55%, Maturing July 13, 2009	1,866,185
		Calpine Corp.
	1,179,090	DIP Loan, 4.34%, Maturing March 30, 2009	910,970
		Electricinvest Holding Co.
GBP	540,000	Term Loan, 6.12%, Maturing October 24, 2012	537,037
EUR	536,193	Term Loan, 6.53%, Maturing October 24, 2012	471,139
		Mirant North America, LLC
	829,631	Term Loan, 2.16%, Maturing January 3, 2013	756,208
		NRG Energy, Inc.
	6,076,615	Term Loan, 2.66%, Maturing June 1, 2014	5,645,036
	2,994,481	Term Loan, 2.96%, Maturing June 1, 2014	2,781,804
		Pike Electric, Inc.
	470,384	Term Loan, 1.88%, Maturing July 1, 2012	425,698
	354,382	Term Loan, 1.88%, Maturing December 10, 2012	320,715
		TXU Texas Competitive Electric Holdings Co., LLC
	3,110,625	Term Loan, 3.91%, Maturing October 10, 2014	2,175,882
	1,135,625	Term Loan, 4.75%, Maturing October 10, 2014	795,221
		Vulcan Energy Corp.
	1,412,275	Term Loan, 6.25%, Maturing July 23, 2010	1,207,495

			$20,681,420

Total Senior Floating-Rate Interests (identified cost $1,093,623,051)			$728,358,351

Corporate Bonds & Notes — 40.7%

Principal
Amount
(000’s omitted)	Security	Value

Aerospace and Defense — 0.2%
	Alion Science and Technologies Corp.
$1,500	10.25%, 2/1/15	$600,000
	Bombardier, Inc.
1,425	8.00%, 11/15/14(6)	1,225,500
	Hawker Beechcraft Acquisition
1,810	9.75%, 4/1/17	334,850
	Transdigm, Inc.
280	7.75%, 7/15/14	253,400
	Vought Aircraft Industries, Inc., Sr. Notes
1,250	8.00%, 7/15/11	768,750

		$3,182,500

Principal
Amount
(000’s omitted)	Security	Value

Automotive — 1.1%
	Allison Transmission, Inc.
$1,610	11.00%, 11/1/15	$901,600
	Altra Industrial Motion, Inc.
3,590	9.00%, 12/1/11	3,482,300
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	500,500
	Ford Motor Credit Co., Sr. Notes
5,965	5.70%, 1/15/10	5,054,663
	Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	4,038,545
	Tenneco, Inc., Sr. Notes
1,085	8.125%, 11/15/15	379,750
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	311,850

		$14,669,208

Broadcast Radio and Television — 0.1%
	Warner Music Group, Sr. Sub. Notes
$1,570	7.375%, 4/15/14	$1,004,800
	XM Satellite Radio Holdings, Inc., Sr. Notes
2,885	13.00%, 8/1/13(6)	735,675

		$1,740,475

Brokers/Dealers/Investment Houses — 0.1%
	Nuveen Investments, Inc., Sr. Notes
$2,900	10.50%, 11/15/15(6)	$812,000

		$812,000

Building and Development — 0.5%
	Interline Brands, Inc., Sr. Sub. Notes
$1,240	8.125%, 6/15/14	$998,200
	Nortek, Inc., Sr. Sub. Notes
2,645	10.00%, 12/1/13	1,547,325
	Panolam Industries International, Sr. Sub. Notes
5,995	10.75%, 10/1/13	2,427,975
	Ply Gem Industries, Inc., Sr. Notes
495	11.75%, 6/15/13	277,200
	Texas Industries Inc., Sr. Notes
1,640	7.25%, 7/15/13(6)	1,246,400

		$6,497,100

Principal
Amount
(000’s omitted)	Security	Value

Business Equipment and Services — 2.9%
	Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$836,025
2,560	11.50%, 10/15/15	1,676,800
	Education Management, LLC, Sr. Notes
5,270	8.75%, 6/1/14	4,519,025
	Education Management, LLC, Sr. Sub. Notes
7,270	10.25%, 6/1/16	6,070,450
	First Data Corp.
205	9.875%, 9/24/15	115,825
	MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14(6)	1,581,825
	Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09(4)	2,598,750
	Rental Service Corp.
6,010	9.50%, 12/1/14	3,831,375
	SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15(6)	9,214,225
	Ticketmaster, Sr. Notes
2,700	10.75%, 8/1/16(6)	1,633,500
	Travelport, LLC
5,025	9.875%, 9/1/14	2,010,000
	West Corp.
6,330	9.50%, 10/15/14	4,336,050

		$38,423,850

Cable and Satellite Television — 0.9%
	Cablevision Systems Corp., Sr. Notes, Series B
$810	8.00%, 4/15/12	$785,700
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
3,420	8.75%, 11/15/13	2,513,700
	Charter Communications, Inc., Sr. Notes
645	8.375%, 4/30/14(6)	538,575
2,740	10.875%, 9/15/14(6)	2,383,800
	Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	1,896,350
	Mediacom Broadband Corp., Sr. Notes
1,720	8.50%, 10/15/15	1,487,800
	National Cable PLC
540	8.75%, 4/15/14	461,700
	National Cable PLC, Sr. Notes
2,755	9.125%, 8/15/16	2,327,975

		$12,395,600

Principal
Amount
(000’s omitted)	Security	Value

Chemicals and Plastics — 0.6%
	CII Carbon, LLC
$2,420	11.125%, 11/15/15(6)	$1,681,900
	INEOS Group Holdings PLC
4,035	8.50%, 2/15/16(6)	221,925
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	5.72%, 11/15/13	579,150
	Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(6)	4,969,675
	Solo Cup Co.
325	8.50%, 2/15/14	219,375

		$7,672,025

Clothing/Textiles — 1.7%
	Levi Strauss & Co., Sr. Notes
$9,435	9.75%, 1/15/15	$7,819,256
410	8.875%, 4/1/16	317,750
	Oxford Industries, Inc., Sr. Notes
8,275	8.875%, 6/1/11	6,247,625
	Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	4,954,950
	Phillips Van Heusen, Sr. Notes
1,610	8.125%, 5/1/13	1,465,100
	Quiksilver, Inc.
3,060	6.875%, 4/15/15	1,694,475

		$22,499,156

Commercial Services — 0.2%
	Ceridian Corp., Sr. Notes
$5,820	11.25%, 11/15/15	$3,171,900

		$3,171,900

Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$1,705	11.75%, 8/1/16	$1,116,775
1,905	8.875%, 9/1/16	1,343,025

		$2,459,800

Containers and Glass Products — 0.5%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$2,129,225
	Pliant Corp.
6,358	11.625%, 6/15/09(2)(4)	3,243,883

Principal
Amount
(000’s omitted)	Security	Value

	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
$4,425	8.00%, 3/15/17(4)	$486,750
	Stone Container Corp., Sr. Notes
715	8.375%, 7/1/12(4)	78,650

		$5,938,508

Ecological Services and Equipment — 0.3%
	Environmental Systems Products Holdings, Inc., Jr. Notes
$149	0.00%, 3/31/15(2)(5)	$107,680
	Waste Services, Inc., Sr. Sub. Notes
4,085	9.50%, 4/15/14	3,165,875

		$3,273,555

Electronics/Electrical — 0.7%
	Advanced Micro Devices, Inc., Sr. Notes
$3,885	7.75%, 11/1/12	$1,291,762
	Amkor Technologies, Inc., Sr. Notes
580	7.125%, 3/15/11	416,875
665	7.75%, 5/15/13	388,194
3,595	9.25%, 6/1/16	2,013,200
	Avago Technologies Finance
1,850	10.125%, 12/1/13	1,507,750
5,045	11.875%, 12/1/15	3,783,750
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.844%, 10/15/13	249,844

		$9,651,375

Equipment Leasing — 0.3%
	Hertz Corp.
$330	8.875%, 1/1/14	$216,975
6,095	10.50%, 1/1/16	3,207,494

		$3,424,469

Financial Intermediaries — 0.8%
	Ford Motor Credit Co.
$4,410	7.375%, 10/28/09	$3,953,358
	Ford Motor Credit Co., Sr. Notes
5,535	7.875%, 6/15/10	4,573,299
180	9.875%, 8/10/11	133,906
	General Motors Acceptance Corp., Variable Rate
2,060	3.399%, 5/15/09	1,928,675

		$10,589,238

Principal
Amount
(000’s omitted)	Security	Value

Food Products — 0.5%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, 11/1/11	$4,913,200
	Dole Foods Co., Sr. Notes
2,385	8.625%, 5/1/09	2,259,787

		$7,172,987

Food Service — 0.8%
	Aramark Services, Inc.
$3,485	8.50%, 2/1/15	$3,406,587
	El Pollo Loco, Inc.
4,050	11.75%, 11/15/13	3,118,500
	NPC International, Inc.
4,660	9.50%, 5/1/14	3,704,700

		$10,229,787

Food/Drug Retailers — 1.0%
	General Nutrition Center, Sr. Notes, Variable Rate
$9,750	7.584%, 3/15/14(2)	$5,898,750
	General Nutrition Center, Sr. Sub. Notes
4,315	10.75%, 3/15/15	3,042,075
	Rite Aid Corp.
6,560	7.50%, 3/1/17	3,870,400

		$12,811,225

Forest Products — 0.6%
	Georgia-Pacific Corp.
$1,450	9.50%, 12/1/11	$1,421,000
	Jefferson Smurfit Corp., Sr. Notes
1,445	8.25%, 10/1/12(4)	166,175
820	7.50%, 6/1/13(4)	102,500
	NewPage Corp.
10,345	10.00%, 5/1/12	4,034,550
5,165	12.00%, 5/1/13	1,265,425
	NewPage Corp., Variable Rate
1,545	9.443%, 5/1/12	533,025

		$7,522,675

Healthcare — 3.6%
	Accellent, Inc.
$3,320	10.50%, 12/1/13	$2,373,800
	Advanced Medical Optics, Inc., Sr. Sub. Notes
115	7.50%, 5/1/17	128,225
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,312,700

Principal
Amount
(000’s omitted)	Security	Value

	Biomet, Inc.
$9,715	11.625%, 10/15/17	$9,083,525
	DJO Finance, LLC/DJO Finance Corp.
4,220	10.875%, 11/15/14	3,143,900
	Fresenius US Finance II, Inc., Sr. Notes
1,710	9.00%, 7/15/15	1,727,100
	HCA, Inc.
4,559	8.75%, 9/1/10	4,502,012
322	7.875%, 2/1/11	306,705
2,385	9.125%, 11/15/14	2,295,562
2,180	9.25%, 11/15/16	2,087,350
	MultiPlan Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16(6)	3,766,500
	National Mentor Holdings, Inc.
4,115	11.25%, 7/1/14	3,189,125
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	1,825,200
	US Oncology, Inc.
3,065	9.00%, 8/15/12	2,865,775
5,350	10.75%, 8/15/14	4,841,750
	Viant Holdings, Inc.
4,127	10.125%, 7/15/17	1,465,085

		$47,914,314

Industrial Equipment — 0.5%
	CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14(6)	$2,793,750
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	1,725,150
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(6)	1,252,075
	ESCO Corp., Sr. Notes, Variable Rate
1,595	5.871%, 12/15/13(6)	1,044,725

		$6,815,700

Insurance — 0.2%
	Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15(6)	$1,244,100
	Hub International Holdings
1,750	9.00%, 12/15/14(6)	1,190,000
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	6.024%, 11/15/14(6)	633,600

		$3,067,700

Principal
Amount
(000’s omitted)	Security	Value

Leisure Goods/Activities/Movies — 2.5%
	AMC Entertainment, Inc.
$12,865	11.00%, 2/1/16	$11,063,900
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(4)(6)	13,563
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 4/1/12(4)(6)	59,625
	Marquee Holdings, Inc., Sr. Disc. Notes
6,895	9.505%, 8/15/14	4,481,750
	Royal Caribbean Cruises, Sr. Notes
1,270	7.00%, 6/15/13	806,450
500	6.875%, 12/1/13	302,500
330	7.25%, 6/15/16	189,750
660	7.25%, 3/15/18	399,300
	Universal City Development Partners, Sr. Notes
11,825	11.75%, 4/1/10	9,134,813
	Universal City Florida Holdings, Sr. Notes, Variable Rate
12,720	7.943%, 5/1/10	6,296,400

		$32,748,051

Lodging and Casinos — 3.0%
	Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14(6)	$387,600
	CCM Merger, Inc.
4,025	8.00%, 8/1/13(6)	1,710,625
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	6.095%, 11/15/12(6)	1,570,800
	Fontainebleau Las Vegas Casino, LLC
8,870	11.00%, 6/15/15(6)	1,020,050
	Galaxy Entertainment Finance
1,970	9.875%, 12/15/12(6)	1,034,250
	Galaxy Entertainment Finance, Variable Rate
1,260	7.323%, 12/15/10(6)	800,100
	Greektown Holdings, LLC, Sr. Notes
1,095	10.75%, 12/1/13(4)(6)	213,525
	Host Hotels and Resorts, LP, Sr. Notes
3,360	6.75%, 6/1/16	2,704,800
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,620	11.00%, 11/1/12(6)	1,414,800
	Inn of the Mountain Gods, Sr. Notes
5,575	12.00%, 11/15/10	1,142,875

Principal
Amount
(000’s omitted)	Security	Value

	Majestic HoldCo, LLC
$1,540	12.50%, 10/15/11(6)	$15,400
	MGM Mirage, Inc.
370	7.50%, 6/1/16	201,650
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,935	8.00%, 4/1/12	1,180,350
3,265	7.125%, 8/15/14	1,828,400
3,425	6.875%, 2/15/15	1,849,500
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	3,708,375
	Park Place Entertainment
6,035	7.875%, 3/15/10	3,409,775
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
355	8.25%, 3/15/12	326,600
2,620	7.50%, 6/15/15	1,912,600
	Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14(6)	968,880
	San Pasqual Casino
1,215	8.00%, 9/15/13(6)	929,475
	Seminole Hard Rock Entertainment, Variable Rate
1,930	4.496%, 3/15/14(6)	926,400
	Trump Entertainment Resorts, Inc.
615	8.50%, 6/1/15	93,788
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(6)	2,604,825
	Waterford Gaming, LLC, Sr. Notes
5,702	8.625%, 9/15/14(6)	3,791,826
	Wynn Las Vegas, LLC
5,505	6.625%, 12/1/14	4,039,294

		$39,786,563

Nonferrous Metals/Minerals — 0.6%
	Aleris International, Inc., Sr. Notes
$5,440	9.00%, 12/15/14(4)	$353,600
	FMG Finance PTY, Ltd.
8,090	10.625%, 9/1/16(6)	5,298,950
	Freeport-McMoran Copper & Gold, Inc., Sr. Notes
3,390	8.375%, 4/1/17	2,817,588

		$8,470,138

Principal
Amount
(000’s omitted)	Security	Value

Oil and Gas — 4.6%
	Allis-Chalmers Energy, Inc., Sr. Notes
$3,280	9.00%, 1/15/14	$1,754,800
	Chesapeake Energy Corp.
2,975	9.50%, 2/15/15	2,930,375
3,150	6.875%, 1/15/16	2,716,875
	Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	1,048,350
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,386,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	932,200
	Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	434,200
	El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,181,851
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,401,300
	Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15	2,786,025
	OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	807,750
1,970	8.25%, 12/15/14	916,050
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	1,437,850
	Petrohawk Energy Corp.
8,800	9.125%, 7/15/13	8,140,000
2,165	7.875%, 6/1/15(6)	1,824,013
	Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,137,150
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(6)	322,500
8,640	7.00%, 5/1/17(6)	6,307,200
	Plains Exploration & Production Co.
1,940	7.00%, 3/15/17	1,632,025
	Quicksilver Resources, Inc.
335	8.25%, 8/1/15	271,350
3,440	7.125%, 4/1/16	2,390,800
	SemGroup L.P., Sr. Notes
5,990	8.75%, 11/15/15(4)(6)	239,600

Principal
Amount
(000’s omitted)	Security	Value

	SESI, LLC, Sr. Notes
$660	6.875%, 6/1/14	$534,600
	Sonat, Inc.
5,000	7.625%, 7/15/11	4,962,500
	Stewart & Stevenson, LLC, Sr. Notes
6,280	10.00%, 7/15/14	3,987,800
	Tennessee Gas Pipeline Co.
595	8.00%, 2/1/16(6)	593,513
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	7,529,225
	VeraSun Energy Corp.
1,170	9.875%, 12/15/12	690,300

		$61,296,202

Publishing — 1.2%
	Dex Media West/Finance, Series B
$2,815	9.875%, 8/15/13	$823,388
	Harland Clarke Holdings
925	9.50%, 5/15/15	411,625
	Laureate Education, Inc.
3,085	10.00%, 8/15/15(6)	2,036,100
2,437	10.25%, 8/15/15(2)(6)	1,349,816
	Local Insight Regatta Holdings, Inc.
1,430	11.00%, 12/1/17	364,650
	Nielsen Finance, LLC
9,260	10.00%, 8/1/14	8,241,400
1,770	12.50%, (0.00% until 2011), 8/1/16	725,700
	Nielsen Finance, LLC, Sr. Notes
1,365	11.625%, 2/1/14(6)	1,259,213
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
7,275	9.00%, 2/15/17	700,219

		$15,912,111

Radio and Television — 0.1%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14(6)	$1,495,725

		$1,495,725

Rail Industries — 0.7%
	American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,358,000
	Kansas City Southern Mexico, Sr. Notes
880	9.375%, 5/1/12	842,600
2,530	7.625%, 12/1/13	2,137,850
1,055	7.375%, 6/1/14	912,575
4,000	8.00%, 6/1/15	3,620,000

		$8,871,025

Principal
Amount
(000’s omitted)	Security	Value

Retailers (Except Food and Drug) — 3.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
$5,580	8.75%, 5/1/14	$3,348,000
	GameStop Corp.
14,070	8.00%, 10/1/12	13,999,650
	Neiman Marcus Group, Inc.
9,515	9.00%, 10/15/15	4,281,750
12,180	10.375%, 10/15/15	5,602,800
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	1,870,389
	Sally Holdings, LLC
115	9.25%, 11/15/14	106,375
	Sally Holdings, LLC, Sr. Notes
9,235	10.50%, 11/15/16	7,665,050
	Staples, Inc.
1,195	9.75%, 1/15/14	1,272,224
	Toys “R” Us
2,365	7.375%, 10/15/18	851,400
	Yankee Acquisition Corp., Series B
9,165	8.50%, 2/15/15	4,445,025

		$43,442,663

Steel — 0.3%
	RathGibson, Inc., Sr. Notes
$4,905	11.25%, 2/15/14	$1,103,625
	Steel Dynamics, Inc., Sr. Notes
3,805	7.375%, 11/1/12	3,443,525

		$4,547,150

Telecommunications — 3.8%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$2,660	10.125%, 6/15/13	$2,759,750
	Crown Castle International Corp.
4,765	9.00%, 1/15/15	4,633,963
	Digicel Group, Ltd., Sr. Notes
3,585	9.25%, 9/1/12(6)	3,172,725
483	8.875%, 1/15/15(6)	357,420
13,953	9.125%, 1/15/15(6)	9,627,570
	Intelsat Bermuda, Ltd.
11,840	11.25%, 6/15/16	11,381,200
	Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(6)	625,600

Principal
Amount
(000’s omitted)	Security	Value

	Nortel Networks, Ltd.
$940	10.75%, 7/15/16(4)	$157,450
2,840	10.75%, 7/15/16(4)(6)	475,700
	Qwest Communications International, Inc.
5,120	7.50%, 2/15/14	4,403,200
	Qwest Corp.
1,565	7.50%, 10/1/14	1,431,975
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	1,765,400
	Qwest Corp., Sr. Notes, Variable Rate
1,000	5.246%, 6/15/13	860,000
	Sprint Capital Corp.
585	6.875%, 11/15/28	332,640
	Telesat Canada/Telesat LLC, Sr. Notes
5,000	12.50%, 11/1/17(6)	3,375,000
	Windstream Corp., Sr. Notes
2,085	8.125%, 8/1/13	2,064,150
2,600	8.625%, 8/1/16	2,574,000

		$49,997,743

Utilities — 2.3%
	AES Corp.
$965	8.00%, 10/15/17	$911,925
	AES Corp., Sr. Notes
1,818	8.75%, 5/15/13(6)	1,831,635
	Edison Mission Energy, Sr. Notes
1,750	7.50%, 6/15/13	1,688,750
	NGC Corp.
4,395	7.625%, 10/15/26	2,483,175
	NRG Energy, Inc.
480	7.25%, 2/1/14	459,600
5,700	7.375%, 1/15/17	5,358,000
	NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,265,375
	Orion Power Holdings, Inc., Sr. Notes
11,360	12.00%, 5/1/10	11,644,000
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	287,875
	Southwestern Energy Co.
4,755	7.50%, 2/1/18(6)	4,517,250

		$30,447,585

Total Corporate Bonds & Notes (identified cost $773,240,674)		$538,950,103

Mortgage Pass-Throughs — 53.2%

Principal
Amount
(000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$45,213	5.00%, with various maturities to 2019	$46,572,661
11,854	5.50%, with various maturities to 2018	12,260,447
22,644	6.00%, with various maturities to 2026	23,596,122
41,846	6.50%, with various maturities to 2030	44,008,138
57,054	7.00%, with various maturities to 2031	60,304,351
575	7.13%, with maturity at 2023	622,123
32,686	7.50%, with various maturities to 2029	35,490,959
929	7.65%, with maturity at 2022	1,017,525
150	7.70%, with maturity at 2022	160,393
18,817	8.00%, with various maturities to 2030	20,746,016
560	8.25%, with maturity at 2020	621,594
1,583	8.30%, with maturity at 2020	1,759,746
13,971	8.50%, with various maturities to 2031	15,601,125
5	8.75%, with maturity at 2010	5,287
4,943	9.00%, with various maturities to 2031	5,558,562
4,269	9.50%, with various maturities to 2025	4,831,427
675	10.00%, with maturity at 2020	750,992
598	10.50%, with maturity at 2020	673,127
818	12.00%, with maturity at 2020	913,123
53	13.00%, with maturity at 2015	60,720

		$275,554,438

	Federal National Mortgage Assn:
$6,268	4.44%, with maturity at 2036(7)	$6,282,231
30,148	4.50%, with various maturities to 2020	30,815,087
23,348	5.00%, with maturity at 2018	24,065,945
3,731	5.058%, with maturity at 2022(7)	3,790,288
11,017	5.50%, with various maturities to 2028	11,334,389
16,603	6.00%, with various maturities to 2026	17,295,611
18,617	6.321%, with maturity at 2032(7)	19,076,166
38,841	6.50%, with various maturities to 2031	40,988,636

Principal
Amount
(000’s omitted)	Security	Value

$644	6.75%, with maturity at 2023	$688,067
51,212	7.00%, with various maturities to 2031	54,282,615
15,869	7.50%, with various maturities to 2031	17,257,282
12,262	8.00%, with various maturities to 2031	13,514,995
71	8.25%, with maturity at 2018	78,222
2,832	8.378%, with maturity at 2027(8)	3,180,680
14,449	8.50%, with various maturities to 2030	16,174,447
1,310	8.608%, with maturity at 2028(8)	1,466,277
815	8.671%, with maturity at 2029(8)	920,919
1,167	8.747%, with maturity at 2027(8)	1,294,583
16,112	9.00%, with various maturities to 2027	18,140,006
343	9.149%, with maturity at 2024(8)	368,445
5,381	9.50%, with various maturities to 2030	6,125,937
819	9.528%, with maturity at 2018(8)	919,303
1,480	10.00%, with various maturities to 2020	1,664,232
1,315	10.163%, with maturity at 2025(8)	1,477,536
1,383	10.438%, with maturity at 2019(8)	1,535,850
1,310	10.50%, with maturity at 2021	1,476,708
528	11.50%, with maturity at 2016	589,024
30	12.50%, with maturity at 2011	31,896

		$294,835,377

	Government National Mortgage Assn:
$4,233	6.00%, with maturity at 2024	$4,421,033
23,295	6.50%, with maturity at 2024	24,755,982
9,253	7.00%, with various maturities to 2026	9,994,717
38,329	7.50%, with various maturities to 2032	41,970,564
24,856	8.00%, with various maturities to 2034	27,558,841
773	8.30%, with maturity at 2020	858,621
1,611	8.50%, with various maturities to 2022	1,793,353
7,796	9.00%, with various maturities to 2026	8,817,450
11,104	9.50%, with various maturities to 2026	12,688,397
701	10.00%, with maturity at 2019	790,504

		$133,649,462

Total Mortgage Pass-Throughs (identified cost $687,866,199)		$704,039,277

Collateralized Mortgage Obligations — 12.2%

Principal
Amount
(000's Omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$2,086	Series 24, Class J, 6.25%, 11/25/23	$2,166,399
2,498	Series 1497, Class K, 7.00%, 4/15/23	2,603,727
4,136	Series 1529, Class Z, 7.00%, 6/15/23	4,310,680
3,674	Series 1620, Class Z, 6.00%, 11/15/23	3,805,784
1,154	Series 1677, Class Z, 7.50%, 7/15/23	1,238,357
10,463	Series 1702, Class PZ, 6.50%, 3/15/24	10,886,298
197	Series 1720, Class PJ, 7.25%, 1/15/24	199,670
7,386	Series 2113, Class QG, 6.00%, 1/15/29	7,633,158
883	Series 2122, Class K, 6.00%, 2/15/29	916,768
599	Series 2130, Class K, 6.00%, 3/15/29	622,156
598	Series 2167, Class BZ, 7.00%, 6/15/29	629,926
4,462	Series 2182, Class ZB, 8.00%, 9/15/29	4,821,775
4,216	Series 2198, Class ZA, 8.50%, 11/15/29	4,671,271
14,115	Series 2245, Class A, 8.00%, 8/15/27	15,317,109

		$59,823,078

	Federal National Mortgage Assn:
$410	Series 1988-14, Class I, 9.20%, 6/25/18	$450,865
371	Series 1989-1, Class D, 10.30%, 1/25/19	409,868
687	Series 1989-34, Class Y, 9.85%, 7/25/19	772,063
525	Series 1990-17, Class G, 9.00%, 2/25/20	578,035
262	Series 1990-27, Class Z, 9.00%, 3/25/20	289,693
253	Series 1990-29, Class J, 9.00%, 3/25/20	280,752
1,065	Series 1990-43, Class Z, 9.50%, 4/25/20	1,192,224
403	Series 1991-98, Class J, 8.00%, 8/25/21	438,105
3,218	Series 1992-77, Class ZA, 8.00%, 5/25/22	3,509,152
202	Series 1992-103, Class Z, 7.50%, 6/25/22	216,622
377	Series 1992-113, Class Z, 7.50%, 7/25/22	405,687
759	Series 1992-185, Class ZB, 7.00%, 10/25/22	803,048
1,872	Series 1993-16, Class Z, 7.50%, 2/25/23	2,014,464
1,447	Series 1993-22, Class PM, 7.40%, 2/25/23	1,550,331
2,275	Series 1993-25, Class J, 7.50%, 3/25/23	2,437,230
4,257	Series 1993-30, Class PZ, 7.50%, 3/25/23	4,559,419
5,192	Series 1993-42, Class ZQ, 6.75%, 4/25/23	5,444,963

Principal
Amount
(000's Omitted)	Security	Value

$836	Series 1993-56, Class PZ, 7.00%, 5/25/23	$886,682
951	Series 1993-156, Class ZB, 7.00%, 9/25/23	1,008,427
6,994	Series 1994-45, Class Z, 6.50%, 2/25/24	7,298,312
3,608	Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,940,929
3,512	Series 1996-57, Class Z, 7.00%, 12/25/26	3,714,971
1,977	Series 1997-77, Class Z, 7.00%, 11/18/27	2,092,727
1,510	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,571,422
753	Series 1999-45, Class ZG, 6.50%, 9/25/29	781,708
6,265	Series 2000-22, Class PN, 6.00%, 7/25/30	6,454,801
1,004	Series 2001-37, Class GA, 8.00%, 7/25/16	1,073,337
1,345	Series 2002-1, Class G, 7.00%, 7/25/23	1,422,454
634	Series G92-44, Class Z, 8.00%, 7/25/22	685,245
1,032	Series G92-44, Class ZQ, 8.00%, 7/25/22	1,115,004
1,452	Series G92-46, Class Z, 7.00%, 8/25/22	1,542,963
2,620	Series G92-60, Class Z, 7.00%, 10/25/22	2,765,898
26,299	Series G93-35, Class ZQ, 6.50%, 11/25/23	27,542,464
5,597	Series G93-40, Class H, 6.40%, 12/25/23	5,813,273

		$95,063,138

	Government National Mortgage Assn:
$6,253	Series 2002-45, Class PG, 6.00%, 3/17/32	$6,442,946
674	Series 2005-72, Class E, 12.00%, 11/16/15	781,415

		$7,224,361

Total Collateralized Mortgage Obligations (identified cost $160,101,046)		$162,110,577

Asset Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$565	Alzette European CLO SA, Series 2004-1A, Class E2, 9.83%, 12/15/20(6)(9)	$277,518
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(6)(9)	103,132
1,000	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(6)(9)	103,200
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(6)(9)	127,700
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 4.74%, 8/11/16(6)(9)	132,800
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(6)	164,800
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.893%, 7/17/19(6)(9)	64,550
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.724%, 7/30/16(6)(9)	192,750

Total Asset Backed Securities (identified cost $7,314,543)		$1,166,450

Common Stocks — 0.4%

Shares	Security	Value

Cable and Satellite TV — 0.0%
249	Time Warner Cable, Inc., Class A(10)	$4,639

		$4,639

Containers and Glass Products — 0.4%
142,857	Anchor Glass Container Corp.(5)	$5,742,851

		$5,742,851

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(5)(10)(11)	$0

		$0

Total Common Stocks (identified cost $5,639,306)		$5,747,490

Convertible Bonds — 0.0%

Principal
Amount	Security	Value

Oil and Gas — 0.0%
800,000	Petroplus Finance, Ltd.	$569,950

		$569,950

Total Convertible Bonds (identified cost $579,812)		$569,950

Convertible Preferred Stocks — 0.1%

Shares	Security	Value

Cable and Satellite Television — 0.0%
2,500,000	Adelphia, Inc., 13.00%	$50,000

		$50,000

Oil and Gas — 0.0%
9,691	Chesapeake Energy Corp., 4.50%	$562,078

		$562,078

Telecommunications — 0.0%
4,958	Crown Castle International Corp., 6.25%(2)	$210,715

		$210,715

Total Convertible Preferred Stocks (identified cost $1,176,061)		$822,793

Preferred Stocks — 0.1%

Shares\Units	Security	Value

Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings Inc., Series A(5)(10)(11)	$26,140

		$26,140

Lodging and Casinos — 0.1%
5,717	Fontainebleau Resorts LLC(2)(5)(11)	$1,257,658

		$1,257,658

Total Preferred Stocks (identified cost $5,736,545)		$1,283,798

Miscellaneous — 0.0%

Shares	Security	Value

Cable and Satellite TV — 0.0%
2,496,146	Adelphia Recovery Trust(10)	$40,562

Total Miscellaneous (identified cost $2,237,499)		$40,562

Short-Term Investments — 1.1%

Interest
(000’s omitted)	Description	Value

$14,327	Cash Management Portfolio, 0.23%(12)	$14,327,446

Total Short-Term Investments (identified cost $14,327,446)		$14,327,446

Total Investments — 162.9% (identified cost $2,751,842,182)		$2,157,416,797

Less Unfunded Loan Commitments — (0.2)%		$(2,517,995)

Net Investments — 162.7% (identified cost $2,749,324,187)		$2,154,898,802

Other Assets, Less Liabilities — (42.6)%		$(564,111,376)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.1)%		$(266,639,739)

Net Assets Applicable to Common Shares— 100.0%		$1,324,147,687

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted security.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $101,784,674 or 7.7% of the Fund’s net assets.

(7)	Adjustable rate mortgage.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $313,877.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)

2/27/09	British Pound Sterling 13,926,159	United States Dollar 19,860,931	$(313,218)

2/27/09	Euro 44,643,360	United States Dollar 59,031,915	1,891,600

			$1,578,382

At January 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,772,012,341

Gross unrealized appreciation	$18,055,518
Gross unrealized depreciation	(635,169,057)

Net unrealized depreciation	$(617,113,539)

Restricted Securities
At January 31, 2009, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings Inc., Series A	10/25/07	1,138	19,915		26,140
Fontainebleau Resorts LLC	6/1/07	5,717	5,716,630		1,257,658

Total Preferred Stocks			5,736,545		1,283,798

Total Restricted Securities			$5,736,545		$1,283,798

(1)	Less than $0.50.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective May 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
Level 1	Quoted Prices	$15,104,878	$—
Level 2	Other Significant Observable Inputs	2,131,475,044	1,578,382
Level 3	Significant Unobservable Inputs	8,318,880	—

Total		$2,154,898,802	$1,578,382

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of April 30, 2008	$11,687,566
Realized gains (losses)	(154)
Change in net unrealized appreciation (depreciation)	(3,847,068)
Net purchases (sales)	495,350
Accrued discount (premium)	(6)
Net transfer to (from) Level 3	(16,808)

Balance as of January 31, 2009	$8,318,880

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009